UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08134

Investment Company Act File Number

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

April 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance High Yield Municipal Income Fund

Eaton Vance TABS Intermediate-Term Municipal Bond Fund

Eaton Vance TABS Short-Term Municipal Bond Fund

Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund

Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund

Eaton Vance

High Yield Municipal Income Fund

April 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 100.9%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 1.0%
New York City Industrial Development Agency, NY, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$3,750	$3,739,800
New York City Industrial Development Agency, NY, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.75%, 10/1/36	8,045	7,981,444
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	567	170,156

		$11,891,400

Education — 6.0%
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/33	$200	$222,486
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/34	240	266,441
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/41	400	439,884
Forest Grove, OR, (Pacific University), 5.00%, 5/1/40	1,570	1,642,220
Forest Grove, OR, (Pacific University), 5.25%, 5/1/34	2,055	2,204,111
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/46	4,000	4,327,800
New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: Wells Fargo Bank, N.A.), 1.55%, 7/1/33(2)	14,025	14,025,000
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(3)	10,000	10,354,900
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/48	5,000	5,609,750
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,325	1,459,660
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/31	500	560,020
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/33	1,000	1,112,790
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/34	1,000	1,108,210
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/35	1,000	1,106,900
Romeoville, IL, (Lewis University), 5.00%, 10/1/27	1,000	1,114,110
Romeoville, IL, (Lewis University), 5.00%, 10/1/29	1,000	1,099,320
Romeoville, IL, (Lewis University), 5.00%, 10/1/30	1,000	1,114,670
Romeoville, IL, (Lewis University), 5.00%, 10/1/35	2,000	2,190,060
University of California, 5.00%, 5/15/38(3)	10,000	11,101,000
Westchester County Local Development Corp., NY, (Pace University), 5.00%, 5/1/34	8,135	8,762,615

		$69,821,947

Electric Utilities — 3.0%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$3,845	$4,118,303
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	10,000	9,894,500
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	730	766,018
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 4.00%, 3/1/37	7,500	7,494,975
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	1,520	1,594,115

1

Security	Principal Amount (000’s omitted)	Value
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	$210	$224,513
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	9,775	10,810,662
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	425	440,780

		$35,343,866

Escrowed/Prerefunded — 2.8%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$1,150	$1,229,200
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	1,290	1,384,222
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.375%, 7/15/43	700	752,584
Dawson Ridge Metropolitan District No. 1, CO, Escrowed to Maturity, 0.00%, 10/1/22	3,500	3,150,175
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), Prerefunded to 7/1/20, 5.50%, 7/1/40	6,555	7,036,858
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	1,205	1,344,394
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 5.125%, 7/1/31	2,500	2,595,550
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	150	162,337
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	195	211,039
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	1,125	1,220,344
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	1,455	1,814,705
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	185	190,948
Washington, Prerefunded to 2/1/21, 5.25%, 2/1/36(3)	10,000	10,864,200

		$31,956,556

General Obligations — 8.0%
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/36	$5,000	$5,651,850
California, 5.00%, 8/1/26	3,440	4,091,330
California, 5.00%, 12/1/31	5,000	5,658,350
California, 5.00%, 9/1/32	14,255	16,030,318
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/31	1,225	769,422
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/33	1,500	859,050
Chicago Board of Education, IL, 5.00%, 12/1/21	790	829,532
Dallas, TX, 5.00%, 2/15/34	1,500	1,670,235
Illinois, 5.00%, 11/1/29	9,480	9,791,228
Illinois, 5.00%, 11/1/30	7,200	7,410,888
Illinois, 5.00%, 5/1/35	3,500	3,534,300
Illinois, 5.00%, 5/1/39(4)	8,165	8,312,623
Illinois, 5.25%, 7/1/30	2,800	2,883,916
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/16/30	13,400	9,126,338
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(3)	6,480	6,584,328
Springfield School District No. 19, Lane County, OR, 0.00%, 6/15/39	5,500	2,392,775
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/28	3,500	3,486,490
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/32	3,855	4,315,981

		$93,398,954

2

Security	Principal Amount (000’s omitted)	Value
Health Care – Miscellaneous — 0.0%(5)
Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$420	$418,799

		$418,799

Hospital — 12.5%
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/33	$2,200	$2,407,746
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	270,418
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/40	550	587,681
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/44	500	532,775
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	1,000	1,092,850
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/29	1,000	1,088,280
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/32	2,000	2,151,460
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,266,853
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/31	1,500	1,640,340
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/32	1,500	1,630,965
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/34	1,625	1,708,509
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/29	1,675	1,807,493
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/44	7,000	7,440,440
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	5,000	4,803,500
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/33	10,000	10,147,800
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/36	2,000	2,212,380
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.50%, 6/1/29	710	752,806
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 6.00%, 6/1/39	3,805	4,111,645
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/37	2,860	3,121,947
Johnson City Health & Educational Facilities Board, TN, (Mountain States Health Alliance), 6.00%, 7/1/38	3,335	3,528,563
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 4.25%, 11/15/41	3,940	3,948,865
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	800	892,544
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/29	2,000	2,259,840
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,924,295
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	3,050	3,117,924
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health Obligated Group), 4.00%, 7/1/34	2,000	2,052,460
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	10,325	11,278,101
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/39	3,500	3,847,690
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(3)	7,470	7,507,723
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(6)	1,000	1,090,600
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(6)	1,000	1,086,590
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(6)	3,900	4,212,897
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(6)	1,000	1,077,850
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/40(6)	2,300	2,449,293
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.125%, 12/1/29	3,190	3,270,005

3

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	$2,000	$2,051,600
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	1,025	1,117,906
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	3,045	3,360,492
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/31	6,250	6,800,437
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	3,065	3,164,459
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	3,226,728
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.75%, 12/1/32	4,050	4,370,193
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(3)	7,000	7,735,420
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/43	3,000	3,218,460
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	2,580	2,838,593
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,745,625

		$145,951,041

Housing — 1.8%
Centerline Equity Issuer Trust, TN, 6.00%, 10/31/52(6)	$4,000	$4,159,160
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/34	750	794,775
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	1,250	1,316,225
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 5.00%, 4/1/36	490	503,842
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/34	3,885	4,189,429
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/39	3,500	3,760,505
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/37	1,500	1,629,060
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/30	800	882,288
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/35	1,000	1,075,220
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(7)	860	761,100
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(7)	2,000	1,770,000

		$20,841,604

Industrial Development Revenue — 10.6%
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	$9,085	$9,299,315
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	1,180	1,323,960
Denver City and County, CO, (United Airlines), (AMT), 5.00%, 10/1/32	1,890	2,028,650
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(6)	7,175	7,246,032
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(6)	1,250	1,296,325
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	8,750	9,003,925
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(6)	1,880	1,931,681

4

Security	Principal Amount (000’s omitted)	Value
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$6,500	$6,735,950
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(6)	1,985	1,974,043
Massachusetts Development Finance Agency, (Covanta Energy), 4.875%, 11/1/42(6)	8,875	8,877,130
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 5.25%, 11/1/42(6)	4,745	4,747,942
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	1,026,370
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	8,055	8,267,410
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(6)	1,500	1,555,590
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(6)	1,285	1,288,855
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	8,285	8,999,250
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	4,375	4,843,213
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	760	851,679
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,285	1,440,010
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	6,518,094
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(6)	5,500	5,016,000
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	920	1,125,868
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(6)	1,000	995,980
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	13,723,748
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	5,105,250
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	4,230	4,557,867
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(6)	475	475,950
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(6)	2,260	2,662,009

		$122,918,096

Insured-General Obligations — 1.8%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$480	$484,608
Atlantic City, NJ, (BAM), 5.00%, 3/1/32	650	727,675
Atlantic City, NJ, (BAM), 5.00%, 3/1/42	1,250	1,369,425
Irvington Township, NJ, (AGM), 5.00%, 7/15/32	1,000	1,101,090
Luzerne County, PA, (AGM), 5.00%, 11/15/29	5,000	5,598,400
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/31	3,175	3,402,457
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/32	1,215	1,297,547
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/33	1,405	1,495,271
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 7/1/34	2,810	2,984,641
Oyster Bay, NY, (AGM), 4.00%, 8/1/31	2,660	2,787,973

		$21,249,087

5

Security	Principal Amount (000’s omitted)	Value
Insured-Other Revenue — 2.1%
Harris County-Houston Sports Authority, TX, (AGM) (NPFG), 0.00%, 11/15/34	$12,700	$6,285,357
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/26	10,510	7,589,796
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/28	10,000	6,670,500
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 0.00%, 3/1/34	3,500	1,955,870
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	2,150	2,238,946

		$24,740,469

Insured-Special Tax Revenue — 2.2%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/25	$400	$296,504
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/26	1,970	1,396,809
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	14,500	18,144,430
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/39	2,575	2,509,157
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/40	3,325	3,232,632

		$25,579,532

Insured-Student Loan — 0.2%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$2,605	$2,629,617

		$2,629,617

Insured-Transportation — 4.3%
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	$1,500	$1,654,050
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	650	716,456
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	1,355	1,506,963
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	15,000	6,735,000
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	8,477,800
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	2,821,961
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	1,762,843
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 7/1/42	1,805	1,973,822
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	3,000	3,054,060
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	10,000	11,892,700
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/27	1,150	1,294,808
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/28	1,600	1,794,912
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	6,200,947

		$49,886,322

Insured-Water and Sewer — 0.6%
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$2,155	$1,470,917
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/28	3,965	2,528,837
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	3,035	1,804,338
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	2,580	1,426,301

		$7,230,393

Lease Revenue/Certificates of Participation — 1.3%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/29(3)	$10,875	$12,186,416
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	945	1,022,339
Hudson Yards Infrastructure Corp., NY, Prerefunded to 2/15/21, 5.75%, 2/15/47	1,535	1,690,618

		$14,899,373

6

Security	Principal Amount (000’s omitted)	Value
Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$705	$709,442

		$709,442

Other Revenue — 4.7%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/31	$500	$567,910
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/32	500	565,840
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/33	600	675,810
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/34	500	561,185
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/32	250	145,047
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/33	3,300	1,826,220
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/46	8,950	2,725,991
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/31	650	671,040
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	875	888,729
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	6,250	1,125,000
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37(3)	10,000	11,115,900
Non-Profit Preferred Funding Trust I, Various States, Series D, 5.17%, 9/15/37(6)	7,156	6,465,022
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	15,105	17,683,877
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,860	2,020,127
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(6)	6,325	6,340,623
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 4.00%, 6/1/30	700	715,148

		$54,093,469

Senior Living/Life Care — 10.1%
Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$1,350	$1,394,077
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	7,945	8,445,376
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	3,457,382
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/47	3,190	3,348,096
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 5.00%, 5/15/38(4)	225	241,034
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 5.00%, 5/15/43(4)	310	330,398
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 5.00%, 5/15/48(4)	425	451,320
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/33	5,000	5,332,200
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	817,530
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(6)	1,000	1,035,060
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	635	635,178
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	575	604,745
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	415	456,151
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	655	734,746
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	577,826
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	480	528,475
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,780,010
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/37	1,000	1,031,070

7

Security	Principal Amount (000’s omitted)	Value
Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	$1,000	$1,040,180
Lancaster County Hospital Authority, PA, (Brethren Village), 5.25%, 7/1/41	1,000	1,087,060
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	2,500	2,778,325
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(6)	1,000	1,068,860
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(6)	1,280	1,355,840
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(6)	2,410	2,524,162
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(6)	1,085	1,085,391
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(6)	2,560	2,559,974
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.00%, 2/15/36	500	513,605
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30	750	790,778
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/42	1,500	1,545,645
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,150	1,214,895
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	2,500	2,631,625
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,770	1,885,209
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/40	500	534,300
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/46	1,000	1,064,200
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/37	3,500	3,678,045
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/42	3,000	3,139,350
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,285	1,379,191
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,675	1,871,343
North Miami, FL, (Imperial Club), 7.00%, 1/1/42(7)	3,475	521,250
North Miami, FL, (Imperial Club), 7.625%, 1/1/41(7)	7,315	1,097,250
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	75	86,349
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	1,190	1,369,083
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	6,855	7,936,788
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(6)	770	804,758
Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), 7.00%, 1/1/34	3,000	3,383,850
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 10.00%, 3/15/23(6)	1,325	1,322,191
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/34	1,980	2,111,729

8

Security	Principal Amount (000’s omitted)	Value
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	$5,370	$5,661,645
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	450	478,958
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	1,380	1,469,783
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.125%, 10/1/52(6)	2,800	2,891,784
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	1,270	1,295,692
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	1,270	1,294,562
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/39	1,975	2,131,064
Warren County, OH, (Otterbein Homes Obligated Group), 5.50%, 7/1/39	500	556,580
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/36(6)	1,500	1,543,440
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/46(6)	1,250	1,271,713
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/43(6)	4,000	4,348,360
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/48(6)	4,815	5,217,630
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 5.00%, 7/1/31(6)	1,910	1,987,775
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 5.00%, 7/1/36(6)	1,000	1,028,960
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	2,380	2,552,407

		$117,312,253

Special Tax Revenue — 4.8%
Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$7,000	$7,621,250
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	4,982	4,956,891
Irvine Community Facilities District No. 2013-3, CA, (Great Park), 4.00%, 9/1/49	1,500	1,499,940
Irvine Community Facilities District No. 2013-3, CA, (Great Park), 5.00%, 9/1/39	2,000	2,152,460
Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	667,602
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	4,690	4,868,361
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,703,650
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(7)	1,005	10
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	485	485,276
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	1,265	1,264,962
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/29	2,630	1,778,537
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/37(3)	10,000	11,167,200
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,595	2,592,042
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/31	1,500	1,626,765
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/33	1,000	1,081,220
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/34	450	485,960
South Village Community Development District, FL, 3.50%, 5/1/32	805	792,144
South Village Community Development District, FL, 3.625%, 5/1/35	500	488,505
South Village Community Development District, FL, 3.75%, 5/1/38	1,020	997,499
South Village Community Development District, FL, 4.875%, 5/1/35	500	504,450
South Village Community Development District, FL, 5.00%, 5/1/38	100	100,984
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	1,183	1,182,429
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	860	787,863
Sterling Hill Community Development District, FL, 5.50%, 5/1/37(7)	3,650	365,000
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,420	3,316,887

		$55,487,887

9

Security	Principal Amount (000’s omitted)	Value
Student Loan — 1.5%
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/32	$5,480	$5,476,767
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/25	2,500	2,787,650
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/26	1,770	1,985,073
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/30	4,650	4,785,501
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	2,765	2,879,111

		$17,914,102

Transportation — 19.3%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/41	$2,000	$2,216,580
Central Texas Regional Mobility Authority, 5.00%, 1/1/35	1,100	1,211,023
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	565	616,601
Central Texas Regional Mobility Authority, Series 2015A, 5.00%, 1/1/40	13,070	14,284,856
Central Texas Regional Mobility Authority, Series 2016, 5.00%, 1/1/40	2,375	2,600,839
Chesapeake Bay Bridge and Tunnel Commission, VA, 5.00%, 7/1/46	4,000	4,392,880
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/35	2,500	2,778,450
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/38	5,000	5,521,350
Chicago, IL, (O’Hare International Airport), (AMT), 4.375%, 1/1/40	2,500	2,551,325
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	2,555	2,782,727
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	2,170	2,353,560
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 7/1/33	500	555,070
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 7/1/38	1,500	1,647,855
Colorado High Performance Transportation Enterprise, (C-470 Express Lanes), 5.00%, 12/31/47	1,900	2,058,612
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,758,100
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/42	5,255	5,603,249
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	7,000	7,815,290
Eagle County Air Terminal Corp., CO, (AMT), 5.00%, 5/1/37	1,000	1,097,920
Eagle County Air Terminal Corp., CO, (AMT), 5.00%, 5/1/41	4,940	5,396,061
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,328,075
Illinois Toll Highway Authority, 5.00%, 1/1/40(3)	15,000	16,660,050
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	2,690	1,621,559
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/29	1,135	708,478
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/30	500	290,955
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/31	1,150	621,564
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/36	1,400	1,545,390
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	450	502,448
Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/32	595	355,739
Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/33	4,925	2,816,312
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/30	2,050	2,297,517
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/35	5,000	5,523,700
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,448,800
New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/35	2,000	2,179,320
New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/43	1,500	1,645,680

10

Security	Principal Amount (000’s omitted)	Value
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/36(4)	$2,000	$2,209,480
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	6,345	6,799,239
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/23	3,970	4,336,510
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	470	520,041
North East Texas Regional Mobility Authority, 5.00%, 1/1/41	5,250	5,745,548
North Texas Tollway Authority, Prerefunded to 9/1/21, 5.50%, 9/1/41(3)	10,000	11,074,300
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,818,820
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	215	232,120
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(3)	12,080	12,447,594
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(3)	10,000	10,340,300
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/37	2,625	2,883,090
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/44	10,000	10,832,800
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/24	2,135	2,290,812
South Jersey Transportation Authority, 5.00%, 11/1/32	2,250	2,477,565
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,685	4,053,684
Texas Private Activity Bond Surface Transportation Corp., (LBJ IH-635 Managed Lanes Project), 7.00%, 6/30/40	4,460	4,897,303
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	3,673,140
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	5,000	5,425,550
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	11,430	12,349,201
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	2,500	2,694,025

		$224,889,057

Water and Sewer — 2.2%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$3,185	$3,399,000
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	3,355	3,589,884
Detroit, MI, Water Supply System, 5.25%, 7/1/41	13,100	14,073,068
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	2,089,785
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	1,905	2,061,553

		$25,213,290

Total Tax-Exempt Municipal Securities — 100.9% (identified cost $1,144,204,440)		$1,174,376,556

Taxable Municipal Securities — 5.0%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(5)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$87	$26,055

		$26,055

11

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.7%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$6,993,392
Chicago, IL, 7.75%, 1/1/42	12,430	13,272,381

		$20,265,773

Hospital — 1.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$12,750	$13,501,358

		$13,501,358

Insured-General Obligations — 0.7%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$580	$578,108
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,679	7,510,650

		$8,088,758

Senior Living/Life Care — 0.4%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$4,440	$4,268,128
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 12.50%, 3/15/23(6)	235	233,660

		$4,501,788

Special Tax Revenue — 0.3%
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.80%, 3/1/36	$1,150	$1,126,379
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	2,570	2,666,247

		$3,792,626

Transportation — 0.7%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(8)	$7,375	$8,091,776

		$8,091,776

Total Taxable Municipal Securities — 5.0% (identified cost $55,127,788)		$58,268,134

Corporate Bonds & Notes — 0.7%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.7%
Boston Medical Center Corp., 4.581%, 7/1/47	$4,165	$4,054,148
Harnett Health System, Inc., 6.50%, 4/1/32	4,425	4,425,000

Total Corporate Bonds & Notes — 0.7% (identified cost $8,590,000)		$8,479,148

12

Security	Value
Total Investments — 106.6% (identified cost $1,207,922,228)	$1,241,123,838

Other Assets, Less Liabilities — (6.6)%	$(76,810,284)

Net Assets — 100.0%	$1,164,313,554

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	18.7%
New York	13.6%
Illinois	11.2%
Others, representing less than 10% individually	63.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2018, 11.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 4.2% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2018.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	When-issued security.

(5)	Amount is less than 0.05%.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $95,229,130 or 8.2% of the Fund’s net assets.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(8)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	175	Short	Jun-18	$(20,934,375)	$133,653
U.S. Long Treasury Bond	112	Short	Jun-18	(16,110,500)	(29,057)

					$104,596

13

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

At April 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $133,653 and $29,057 respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$1,174,376,556	$—	$1,174,376,556
Taxable Municipal Securities	—	58,268,134	—	58,268,134
Corporate Bonds & Notes	—	8,479,148	—	8,479,148
Total Investments	$—	$1,241,123,838	$—	$1,241,123,838
Futures Contracts	$133,653	$—	$—	$133,653
Total	$133,653	$1,241,123,838	$—	$1,241,257,491

Liability Description
Futures Contracts	$(29,057)	$—	$—	$(29,057)
Total	$(29,057)	$—	$—	$(29,057)

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

14

Eaton Vance

TABS Short-Term Municipal Bond Fund

April 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 94.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.3%
California Infrastructure and Economic Development Bank, (Clean Water State Revolving Fund), Green Bonds, 5.00%, 10/1/22	$3,000	$3,379,710
Massachusetts Clean Water Trust, (Green Bonds), 5.00%, 2/1/25	1,240	1,443,881

		$4,823,591

Education — 7.9%
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/18	$14,425	$14,503,616
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/23	2,000	2,277,120
Southwest Higher Education Authority, Inc., TX, (Southern Methodist University), 5.00%, 10/1/23	400	450,764
Texas A&M University, 5.00%, 5/15/24	5,000	5,750,650
University of North Carolina at Chapel Hill, 1.662%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	1,500	1,503,525
University of Texas, Prerefunded to 2/15/20, 5.00%, 8/15/23	2,975	3,137,197
University of Vermont and State Agricultural College, 5.00%, 10/1/23	415	469,016
University of Vermont and State Agricultural College, 5.00%, 10/1/24	480	549,471

		$28,641,359

Electric Utilities — 2.0%
Southern California Public Power Authority, 5.00%, 7/1/20	$5,005	$5,033,829
Southern California Public Power Authority, 5.00%, 7/1/26	1,000	1,091,510
Southern California Public Power Authority, 5.00%, 7/1/27	1,000	1,090,860

		$7,216,199

Escrowed/Prerefunded — 3.5%
Fairfax County, VA, Prerefunded to 4/1/20, 4.00%, 4/1/23	$500	$518,585
Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/43	1,935	593,987
Minnesota, Escrowed to Maturity, 4.00%, 8/1/19	55	56,443
New Jersey Turnpike Authority, Prerefunded to 1/1/19, 5.00%, 1/1/22	1,165	1,189,314
New Jersey Turnpike Authority, Prerefunded to 1/1/19, 5.00%, 1/1/22	2,160	2,205,079
North Penn School District, PA, Prerefunded to 9/1/18, 5.00%, 3/1/21	3,010	3,042,719
St. Mary Hospital Authority, PA, (Catholic Health East), Prerefunded to 5/15/20, 5.00%, 11/15/22	5,000	5,307,050

		$12,913,177

General Obligations — 46.1%
Austin, TX, 5.00%, 9/1/23	$2,500	$2,839,425
Barbers Hill Independent School District, TX, 4.00%, 2/15/23	2,000	2,028,800
Barbers Hill Independent School District, TX, 4.00%, 2/15/24	4,245	4,304,133
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/26	2,000	2,321,500
Beverly Hills Unified School District, CA, (Election of 2008), 5.00%, 8/1/26	200	240,848
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/25	6,295	6,979,959
Brown County, WI, 4.00%, 11/1/21	620	650,058

1

Security	Principal Amount (000’s omitted)	Value
California, 2.013%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	$7,500	$7,553,775
Cary, NC, 5.00%, 6/1/18	195	195,515
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/22	155	140,889
Cleveland Heights-University Heights City School District, OH, 0.00%, 12/1/23	250	217,275
College Station, TX, 5.00%, 2/15/24	1,000	1,076,640
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	3,000	2,520,780
Eagle Mountain & Saginaw Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/20	155	147,938
El Dorado Union High School District, CA, 0.00%, 8/1/18	110	109,531
El Dorado Union High School District, CA, 0.00%, 8/1/21	45	41,900
Essex County, NJ, 4.00%, 8/1/24	1,000	1,090,460
Fairfax County, VA, 4.00%, 4/1/23	500	518,680
Florida Board of Education, 5.00%, 6/1/22	2,805	2,975,600
Forney Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/20	150	150,894
Forney Independent School District, TX, (PSF Guaranteed), 4.50%, 8/15/24	500	503,835
Frisco, TX, 4.00%, 2/15/19	155	157,683
Georgia, 5.00%, 7/1/25	5,000	5,872,400
Glasscock County Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/23	500	520,435
Guilford County, NC, Series 2010D, 5.00%, 8/1/19	10,190	10,595,256
Hawaii, 5.00%, 1/1/24	2,000	2,284,020
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	525	472,421
Karnes City Independent School District, TX, (PSF Guaranteed), 3.50%, 8/15/22	485	487,314
Katy Independent School District, TX, (PSF Guaranteed), 1.821%, (67% of 1 mo. USD LIBOR + 0.55%), 8/15/19 (Put Date), 8/15/36(1)	6,810	6,822,939
Lake County Community College District No. 532, IL, 4.00%, 6/1/21	4,230	4,461,973
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	700	631,960
Leander Independent School District, TX, Series 2013B, 0.00%, 8/15/20	3,000	2,862,030
Manhattan Beach Unified School District, CA, (Election of 2016), 3.00%, 9/1/26	230	242,648
Manhattan Beach Unified School District, CA, (Election of 2016), 3.00%, 9/1/27	270	285,290
Maryland, 4.00%, 6/1/27	5,000	5,435,250
Maryland, 5.00%, 3/1/19	5,465	5,612,992
Maryland, 5.00%, 8/1/26	3,500	4,159,785
Massachusetts, 5.00%, 12/1/24	5,000	5,773,700
Minnesota, 4.00%, 8/1/19	2,945	3,024,868
Minnesota, 5.00%, 8/1/18	90	90,729
Minnesota, 5.00%, 8/1/23	5,000	5,676,750
Montgomery County, MD, 5.00%, 11/1/26	5,000	5,755,050
Montgomery County, MD, 5.00%, 12/1/27	5,000	5,757,300
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/23	945	836,835
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/24	900	773,469
New Hanover County, NC, 5.00%, 12/1/18	430	438,359
New York, 5.00%, 2/15/27	2,000	2,416,680
New York, NY, 5.00%, 8/1/24	5,000	5,731,100
Ohio, 5.00%, 3/15/27	5,000	5,669,550
Oregon, 5.00%, 8/1/26	6,950	8,243,048
Osseo Independent School District No. 279, MN, Prerefunded to 8/1/18, 4.00%, 2/1/20	450	452,507
Peralta Community College District, CA, 5.00%, 8/1/23	140	159,993
Plano Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	5,000	5,772,200
San Diego Community College District, CA, 0.00%, 8/1/18	285	283,772
Seattle, WA, 5.00%, 6/1/26	5,000	5,831,150
St. Tammany Parish Wide School District No. 12, LA, 4.00%, 3/1/22	100	106,197
Suffolk, VA, 4.00%, 8/1/18	500	502,850
Tennessee, 3.00%, 10/1/26	1,000	1,012,100

2

Security	Principal Amount (000’s omitted)	Value
Utah, 5.00%, 7/1/22	$5,000	$5,577,200
Virginia Beach, VA, 5.00%, 3/15/19	1,540	1,583,505
Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	610	646,783
Vistancia Community Facilities District, AZ, 5.00%, 7/15/22	740	783,638
Vistancia Community Facilities District, AZ, 5.00%, 7/15/25	1,550	1,637,281
Washington, 5.00%, 2/1/24	3,390	3,876,092
Washington, 5.00%, 8/1/24	1,145	1,319,578
West Valley-Mission Community College District, CA, 5.00%, 8/1/25	300	355,317

		$167,600,432

Health Care — 0.0%(2)
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), 5.00%, 7/1/18	$85	$85,416

		$85,416

Hospital — 9.0%
Grand Traverse County Hospital Finance Authority, MI, (Munson Healthcare), 5.00%, 7/1/20	$445	$471,954
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/25	650	743,684
Indiana Finance Authority, (Indiana University Health), 5.00%, 3/1/19	5,000	5,130,350
Indiana Finance Authority, (Indiana University Health), 5.00%, 3/1/20	6,395	6,742,696
Massachusetts Development Finance Agency, (Partners HealthCare System), 2.25%, (SIFMA + 0.50%), 1/26/23 (Put Date), 7/1/38(1)	2,500	2,507,000
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00% to 1/25/24 (Put Date), 7/1/38	5,000	5,691,950
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/22	1,950	2,064,699
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 5.00%, 8/15/18	1,695	1,710,204
Yavapai County Industrial Development Authority, AZ, (Northern Arizona Healthcare System), 5.00%, 10/1/18	2,185	2,214,563
Yavapai County Industrial Development Authority, AZ, (Northern Arizona Healthcare System), 5.00%, 10/1/19	3,630	3,791,390
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/19	400	414,648
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/20	1,130	1,196,410

		$32,679,548

Housing — 0.1%
Minnesota Housing Finance Agency, 2.35%, 7/1/21	$275	$278,440
Virginia Housing Development Authority, 2.05%, 7/1/18	230	230,097

		$508,537

Insured-Escrowed/Prerefunded — 0.3%
Greenville, NC, Utilities Commission, (AGM), Prerefunded to 11/1/18, 5.00%, 11/1/22	$1,060	$1,077,246

		$1,077,246

Insured-General Obligations — 0.2%
Long Beach Community College District, CA, (Election of 2002), (NPFG), 0.00%, 5/1/23	$120	$105,676
Washington, (NPFG), 0.00%, 6/1/21	620	579,235

		$684,911

Lease Revenue/Certificates of Participation — 4.4%
California Public Works Board, 5.00%, 10/1/25	$7,500	$8,783,700
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/19	2,420	2,502,740

3

Security	Principal Amount (000’s omitted)	Value
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/20	$610	$647,100
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/22	2,115	2,296,128
Virginia College Building Authority, (21st Century College and Equipment Programs), 5.00%, 2/1/22	1,300	1,434,641
Volusia County School Board, FL, 5.00%, 8/1/21	325	353,678

		$16,017,987

Other Revenue — 3.3%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), Series 2011 A-4, 1.986%, (70% of 3 mo. USD LIBOR + 0.37%), 4/1/20 (Put Date), 4/1/38(1)	$6,500	$6,502,015
Michigan, Grant Anticipation Bonds, 5.00%, 3/15/24	2,500	2,830,400
Washington Convention and Sports Authority, D.C., 5.00%, 10/1/23	1,000	1,129,070
Washington Convention and Sports Authority, D.C., 5.00%, 10/1/24	1,250	1,428,525

		$11,890,010

Special Tax Revenue — 4.7%
New York Urban Development Corp., Personal Income Tax Revenue, Series 2015A, 5.00%, 3/15/24	$8,800	$10,045,464
New York Urban Development Corp., Personal Income Tax Revenue, Series 2017A, 5.00%, 3/15/24	5,000	5,707,650
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,190,967

		$16,944,081

Transportation — 5.9%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.168%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(1)	$10,000	$10,059,000
Florida Department of Transportation, Series 2013C, 5.00%, 7/1/22	2,500	2,779,100
North Texas Tollway Authority, 2.42%, (SIFMA + 0.67%), 1/1/20 (Put Date), 1/1/38(1)	2,500	2,503,475
Wisconsin, Transportation Revenue, 5.00%, 7/1/27	5,000	6,013,400

		$21,354,975

Water and Sewer — 5.6%
California Department of Water Resources, Prerefunded to 6/1/18, 5.00%, 12/1/24	$35	$35,095
California Department of Water Resources, (Central Valley Project), 1.97%, (SIFMA+ 0.22%), 12/1/20 (Put Date), 12/1/35(1)	4,000	4,002,920
Charlotte, NC, Water and Sewer Revenue, 5.00%, 7/1/22	1,000	1,115,860
Charlotte, NC, Water and Sewer Revenue, 5.00%, 7/1/23	5,000	5,682,350
Indiana Finance Authority, 5.00%, 2/1/23	1,000	1,051,230
Jasper Water Works and Sewer Board, Inc., AL, 5.00%, 6/1/22	600	644,748
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/25(3)	500	557,720
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/19	1,020	1,069,807
Riverside, CA, Water System Revenue, 2.38%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	1,935	1,935,000
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	175	181,849
Washington Suburban Sanitary District, MD, 4.00%, 6/1/25	3,720	4,102,862

		$20,379,441

Total Tax-Exempt Municipal Securities — 94.3% (identified cost $342,927,140)		$342,816,910

4

Taxable Municipal Securities — 3.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.1%
New York Environmental Facilities Corp., NY, 2.42%, 1/15/23	$530	$513,295

		$513,295

Education — 0.1%
Virginia Public School Authority, 4.167%, 8/1/18	$225	$226,208

		$226,208

Special Tax Revenue — 3.5%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 1.85%, 5/1/23	$2,000	$1,875,640
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2.86%, 8/1/25	7,500	7,217,400
New York City Transitional Finance Authority, NY, Future Tax Revenue, 3.25%, 11/1/22	1,500	1,509,990
New York Urban Development Corp., Personal Income Tax Revenue, 3.20%, 3/15/22	955	960,883
Successor Agency to San Diego Redevelopment Agency, CA, 3.25%, 9/1/22	600	603,186
Successor Agency to San Diego Redevelopment Agency, CA, 3.375%, 9/1/23	450	453,154

		$12,620,253

Total Taxable Municipal Securities — 3.7% (identified cost $13,761,098)		$13,359,756

Total Investments — 98.0% (identified cost $356,688,238)		$356,176,666

Other Assets, Less Liabilities — 2.0%		$7,356,034

Net Assets — 100.0%		$363,532,700

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	14.9%
Texas	12.0%
New York	10.5%
Others, representing less than 10% individually	60.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2018, 0.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 0.3% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(2)	Amount is less than 0.05%.

(3)	When-issued security.

5

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

USD	-	United States Dollar

The Fund did not have any open derivative instruments at April 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$342,816,910	$—	$342,816,910
Taxable Municipal Securities	—	13,359,756	—	13,359,756
Total Investments	$—	$356,176,666	$—	$356,176,666

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

April 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 98.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.6%
Alaska Municipal Bond Bank Authority, 5.00%, 3/1/30	$1,145	$1,278,690
Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.97%, (SIFMA + 0.22%), 12/1/20(1)	5,000	5,001,050
Ohio Water Development Authority, Water Pollution Control Loan Fund, (SPA: BMO Harris Bank, N.A.), 1.71% to 5/31/18 (Put Date), 12/1/36(2)	6,000	6,000,000

		$12,279,740

Education — 2.0%
Connecticut Health and Educational Facilities Authority, (Yale University), 1.65% to 2/3/20 (Put Date), 7/1/29	$5,000	$4,963,150
Nevada System of Higher Education, 5.00%, 7/1/23	500	564,065
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/27	590	643,773
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/34	1,170	1,374,668
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/27	1,200	1,374,564
University of Colorado, 5.00%, 6/1/18	500	501,380

		$9,421,600

Electric Utilities — 4.8%
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.50%, 5/15/36	$5,000	$5,175,900
Municipal Electric Authority of Georgia, (Combined Cycle Project), 5.00%, 11/1/20	1,000	1,067,930
Nebraska Public Power District, 5.00%, 1/1/21	1,405	1,511,499
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/23	1,485	1,657,126
Omaha Public Power District, NE, Prerefunded to 2/1/22, 5.00%, 2/1/29	810	892,661
Snohomish County Public Utility District No. 1, WA, 5.00%, 12/1/18	1,680	1,712,071
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	3,000	3,348,330
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	3,475	3,862,671
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	3,325	3,680,875

		$22,909,063

Escrowed/Prerefunded — 4.4%
Florida Department of Transportation, Prerefunded to 7/1/19, 5.00%, 7/1/25	$900	$941,814
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	560	580,535
Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/43	5,000	1,534,850
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/21, 5.00%, 7/1/26	545	592,072
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), Prerefunded to 7/1/19, 5.25%, 7/1/29	1,000	1,038,350
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.00%, 11/15/28	3,500	3,856,720
Metropolitan Transportation Authority, NY, Prerefunded to 5/15/23, 5.00%, 11/15/32	1,000	1,134,310
Nixa Public Schools, MO, (Refunding & Improvement - Direct Deposit Program), Prerefunded to 3/1/20, 5.00%, 3/1/31	505	532,179

1

Security	Principal Amount (000’s omitted)	Value
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/19, 5.00%, 6/1/34	$1,685	$1,742,610
North Carolina, Grant Anticipation Revenue, Prerefunded to 3/1/19, 5.25%, 3/1/20	1,350	1,388,191
North Olmsted City School District, OH, Prerefunded to 12/1/23, 5.00%, 12/1/32	1,000	1,141,760
Southern California Public Power Authority, (Southern Transmission Project), Prerefunded to 1/1/19, 5.00%, 7/1/23	900	919,809
Tatum Independent School District, TX, (PSF Guaranteed), Prerefunded to 2/15/19, 5.00%, 2/15/30	515	527,875
Wisconsin Department of Transportation, Prerefunded to 7/1/19, 5.00%, 7/1/23	2,000	2,072,160
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	2,885	3,197,388

		$21,200,623

General Obligations — 38.4%
Acalanes Union High School District, CA, (Election of 2008), 0.00%, 8/1/29	$2,300	$1,630,907
Adams 12 Five Star Schools, CO, 5.00%, 12/15/28	5,000	5,891,550
Adams 12 Five Star Schools, CO, 5.00%, 12/15/30	5,000	5,828,750
Anchorage, AK, 5.00%, 9/1/28	1,835	2,119,205
Anchorage, AK, Series D, 5.00%, 9/1/27	515	596,622
Arkansas, 4.00%, 6/1/28	500	539,710
Arlington County, VA, 4.00%, 8/1/27	2,000	2,162,980
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/35	5,000	5,685,800
California, 2.013%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	6,500	6,546,605
California, 5.00%, 8/1/25	10,000	11,748,800
California, 5.00%, 8/1/26	5,000	5,946,700
Campbell Union High School District, CA, (Election of 2016), 5.00%, 8/1/27	500	604,635
Cleveland Municipal School District, OH, 5.00%, 12/1/23	1,695	1,907,163
Cleveland Municipal School District, OH, 5.00%, 12/1/32	5,000	5,510,000
Columbus City School District, OH, 5.00%, 12/1/27	1,000	1,143,630
Decatur, IL, 5.00%, 3/1/23	1,030	1,125,831
Douglas County, NE, 3.75%, 12/15/27	1,000	1,046,480
Dublin, OH, 4.00%, 12/1/28	750	825,060
Dublin, OH, 4.00%, 12/1/31	505	548,279
Duchesne County School District, UT, 4.00%, 6/1/32	2,000	2,117,960
DuPage and Cook Counties Community Consolidated School District No. 181, IL, 4.00%, 1/15/29	1,000	1,078,450
Edgewood City School District, OH, 5.25%, 12/1/33	4,500	5,054,895
Florida Board of Education, 5.00%, 6/1/25	9,500	10,282,040
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	793,440
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	2,610	1,994,693
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	3,347,203
Grand Prairie Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/22	2,180	2,307,944
Greensboro, NC, 5.00%, 2/1/28	1,790	2,125,965
Hamilton County, TN, 5.00%, 4/1/26	5,500	6,529,380
Hawaii, 5.00%, 1/1/27	2,000	2,373,560
Hempfield School District, PA, 5.00%, 10/15/27	1,000	1,054,800
Highland Park Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/29	1,295	1,524,319
Highland Park Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/30	1,000	1,172,810
Homewood, AL, 5.00%, 9/1/32	1,190	1,368,964
Houston Community College System, TX, 5.25%, 2/15/25	1,000	1,084,780
Houston Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	2,000	2,276,980
Lakeland, FL, 5.00%, 10/1/31	1,860	2,088,203

2

Security	Principal Amount (000’s omitted)	Value
Lakota Local School District, OH, (School Facilities Construction & Improvement), 5.00%, 12/1/28	$1,120	$1,252,810
Lancaster City School District, OH, 0.00%, 10/1/34	1,000	548,730
Leander Independent School District, TX, 0.00%, 8/15/23	1,000	872,360
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/29	6,000	4,019,340
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/30	3,000	1,904,250
Leander Independent School District, TX, Series 2013B, 0.00%, 8/15/20	1,955	1,865,090
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/31	1,675	1,011,868
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/32	1,500	861,615
Macomb County, MI, 4.00%, 5/1/24	1,000	1,079,590
Minnesota, 5.00%, 8/1/23	5,000	5,676,750
Montgomery County, MD, 5.00%, 12/1/27	5,000	5,757,300
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	1,762,704
Neshaminy School District, PA, 4.00%, 11/1/26	850	911,039
New York, 5.00%, 2/15/20	1,210	1,278,825
New York, 5.00%, 2/15/24	3,000	3,452,160
New York, 5.00%, 2/15/26	5,685	6,768,845
Newton, MA, 4.00%, 9/1/35	665	699,367
North Charleston Sewer District, SC, 4.00%, 1/1/23	610	639,536
Onslow County, NC, 5.00%, 6/1/30	550	633,699
Oregon, 5.00%, 8/1/27	1,330	1,599,298
Oregon, 5.00%, 6/1/34	2,000	2,324,480
Pennsylvania, 4.00%, 6/1/30	2,500	2,581,700
Prince William County, VA, 4.00%, 8/1/29	1,045	1,131,965
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/33	2,735	1,448,702
San Francisco Bay Area Rapid Transit District, CA, 4.00%, 8/1/33	1,350	1,440,018
South Texas Community College District, 5.00%, 8/15/23	1,560	1,765,140
Tennessee, 5.00%, 9/1/29	1,800	2,061,900
Texas, 5.00%, 4/1/21	3,000	3,250,800
Texas, (Texas Water Development Board), 2.00% to 8/1/19 (Put Date), 8/1/25	2,800	2,802,296
Vista Unified School District, CA, 5.00%, 8/1/27	1,280	1,487,181
Washington, 5.00%, 7/1/30	5,000	5,703,450
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/34	4,300	2,328,966
Wylie Independent School District, TX, (PSF Guaranteed), 6.50%, 8/15/26	1,100	1,357,312
Zeeland Public Schools, MI, 5.00%, 5/1/24	1,000	1,117,170

		$183,381,349

Hospital — 14.9%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 10/15/23	$700	$762,139
Allen County, OH, (Catholic Health Partners), 5.00%, 5/1/21	765	823,798
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/33	1,000	1,139,620
California Health Facilities Financing Authority, (Stanford Health Care), 5.00%, 11/15/30	8,785	10,457,401
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/34	4,205	4,830,241
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/35	7,565	8,663,060
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/34	2,660	2,975,077
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/35	1,000	1,116,420
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/26	900	1,034,955
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	3,150	3,536,505
Fulton County Development Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/34	1,000	1,120,490
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,608,518
Maricopa County Industrial Development Authority, AZ, (Banner Health), 5.00% to 10/18/24 (Put Date), 1/1/48	5,000	5,715,800

3

Security	Principal Amount (000’s omitted)	Value
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/18	$1,000	$1,001,200
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/24	800	906,248
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/26	905	978,839
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	571,055
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	1,000	1,085,450
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/39	8,745	9,473,546
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	215	240,052
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/27	770	868,583
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/35	1,000	1,052,500
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/33	2,055	2,295,620
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	1,000	1,128,270
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/24	520	589,503
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	675,168
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/20	1,500	1,604,400
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/22	1,000	1,097,140

		$71,351,598

Housing — 0.1%
Virginia Housing Development Authority, 2.45%, 7/1/19	$500	$503,145

		$503,145

Insured – Escrowed/Prerefunded — 0.4%
Cook County Community High School District No. 219, Niles Township, IL, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,071,160

		$2,071,160

Insured – General Obligations — 3.6%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$3,535	$1,858,809
Jefferson Union High School District, CA, (BAM), 0.00%, 8/1/32	1,000	577,590
Jefferson Union High School District, CA, (BAM), 0.00%, 8/1/33	1,500	826,185
Rockland County, NY, (Public Improvement), (AGM), 4.00%, 5/1/23	2,010	2,161,574
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/29	5,000	3,556,200
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/30	10,960	7,491,160
Sweetwater Union High School District, CA, (BAM), 5.00%, 8/1/23	760	863,277

		$17,334,795

Insured – Special Tax Revenue — 0.3%
Successor Agency to the Rancho Cucamonga Redevelopment Agency, CA, (AGM), 5.00%, 9/1/23	$1,350	$1,535,463

		$1,535,463

Insured – Water and Sewer — 0.5%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	$2,000	$2,158,980

		$2,158,980

Lease Revenue/Certificates of Participation — 2.1%
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/27	$1,500	$1,732,785

4

Security	Principal Amount (000’s omitted)	Value
Cincinnati City School District, OH, 5.00%, 12/15/29	$1,505	$1,682,530
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/20	650	686,185
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/22	750	825,555
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	1,410	1,604,580
Orange County School Board, FL, 5.00%, 8/1/18	500	504,100
South Dakota Building Authority, 5.00%, 6/1/26	1,000	1,132,350
South Dakota Building Authority, 5.00%, 6/1/32	1,500	1,673,520

		$9,841,605

Other Revenue — 2.5%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.518%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(1)	$2,500	$2,484,775
Massachusetts Development Finance Agency, 5.00%, 5/1/32	1,000	1,095,340
Michigan, Grant Anticipation Bonds, 5.00%, 3/15/24	2,500	2,830,400
Orange County, FL, Tourist Development Tax Revenue, 4.00%, 10/1/32	5,000	5,274,000

		$11,684,515

Public Power/Electric Utilities — 0.2%
Concord, NC, Limited Obligation Bonds, 5.00%, 6/1/26	$990	$1,125,798

		$1,125,798

Senior Living/Life Care — 0.5%
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.671%, (70% of 1 mo. USD LIBOR + 1.35%), 5/1/21 (Put Date), 5/1/36(1)	$2,500	$2,510,050

		$2,510,050

Special Tax Revenue — 4.0%
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 5/15/33	$2,000	$2,217,220
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/31	3,220	3,566,182
New York Urban Development Corp., Personal Income Tax Revenue, Series 2015A, 5.00%, 3/15/24	5,000	5,707,650
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/25	5,000	5,785,750
Southlake Parks Development Corp., TX, 3.00%, 2/15/21	1,340	1,372,817
Thornton Development Authority, CO, 5.00%, 12/1/24	300	339,600

		$18,989,219

Transportation — 9.7%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	$5,000	$5,687,100
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	1,000	1,110,380
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,106,580
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/33	3,750	4,355,213
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/34	3,950	4,558,300
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/37	1,500	1,716,360
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,614,250
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	4,000	4,513,480
Delaware River and Bay Authority, 5.00%, 1/1/21	1,000	1,072,300
Florida Department of Transportation, 5.00%, 7/1/28	2,455	2,901,638
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	1,000	1,151,720
Illinois Toll Highway Authority, 5.00%, 1/1/32	1,000	1,136,720
Illinois Toll Highway Authority, 5.00%, 1/1/33	1,775	2,007,294
Louisiana Transportation Authority, 5.00%, 8/15/30	1,885	2,101,096
Louisiana Transportation Authority, 5.00%, 8/15/31	1,230	1,370,368
Louisiana Transportation Authority, 5.00%, 8/15/32	1,090	1,210,412

5

Security	Principal Amount (000’s omitted)	Value
Metropolitan Transportation Authority, NY, 1.564%, (67% of 1 mo. USD LIBOR + 0.30%), 11/1/19 (Put Date), 11/1/32(1)	$3,100	$3,099,876
Texas Transportation Commission, 4.00% to 10/1/21 (Put Date), 4/1/26	2,000	2,113,680
Virginia Transportation Board, 5.00%, 3/15/20	2,500	2,640,675

		$46,467,442

Water and Sewer — 7.1%
Chino Basin Desalter Authority, CA, 4.00%, 6/1/32	$1,000	$1,058,740
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/30	3,870	4,527,048
Hamilton County, OH, Sewer System, 5.00%, 12/1/24	1,000	1,138,940
Hamilton County, OH, Sewer System, 5.00%, 12/1/28	2,210	2,498,538
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/30(3)	600	697,254
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/26	470	515,482
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/29	3,750	3,930,150
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/30	1,000	1,064,940
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/30	5,000	5,824,500
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series DD, 5.00%, 6/15/35	5,500	6,149,715
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series EE, 5.00%, 6/15/35	1,155	1,283,528
Northeast Ohio Regional Sewer District, Prerefunded to 5/15/23, 5.00%, 11/15/38	1,000	1,128,710
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	500	537,870
Tallahassee, FL, Consolidated Utility Systems Revenue, 5.00%, 10/1/28	1,100	1,237,819
Tucson, AZ, Water System Revenue, 5.00%, 7/1/29	485	556,179
Westmoreland County Municipal Authority, PA, Water and Sewer Revenue, Prerefunded to 8/15/23, 5.00%, 8/15/31	1,735	1,966,848

		$34,116,261

Total Tax-Exempt Municipal Securities — 98.1% (identified cost $460,076,371)		$468,882,406

Taxable Municipal Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.2%
Successor Agency to San Diego Redevelopment Agency, CA, 3.625%, 9/1/25	$500	$502,890
Successor Agency to San Diego Redevelopment Agency, CA, 3.75%, 9/1/26	625	632,437

Total Taxable Municipal Securities — 0.2% (identified cost $1,121,200)		$1,135,327

Total Investments — 98.3% (identified cost $461,197,571)		$470,017,733

Other Assets, Less Liabilities — 1.7%		$8,225,540

Net Assets — 100.0%		$478,243,273

6

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	18.8%
New York	11.7%
Texas	10.0%
Others, representing less than 10% individually	57.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2018, 4.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 2.4% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which resets weekly, represents the rate in effect at April 30, 2018.

(3)	When-issued security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

USD	-	United States Dollar

The Fund did not have any open derivative instruments at April 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$468,882,406	$—	$468,882,406
Taxable Municipal Securities	—	1,135,327	—	1,135,327
Total Investments	$—	$470,017,733	$—	$470,017,733

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

April 30, 2018 (Unaudited)

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund), a diversified series of Eaton Vance Municipals Trust II, invests all of its investable assets in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At April 30, 2018, the value of the Fund’s investment in the Portfolio was $654,143,731 and the Fund owned 98.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

5-to-15 Year Laddered Municipal Bond Portfolio

April 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.0%(1)
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$51,702

		$51,702

Education — 6.1%
Alabama Public School and College Authority, 5.00%, 5/1/23	$500	$564,645
Alabama Public School and College Authority, 5.00%, 5/1/24	500	573,110
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/24	235	265,778
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	228,766
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	655,389
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/30	150	160,713
Colorado State University, 4.00%, 3/1/33	2,000	2,116,520
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/23	700	783,902
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/24	1,000	1,130,970
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/25	875	1,000,965
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/26	1,000	1,151,650
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/28	400	453,864
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/29	1,000	1,130,160
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/30	750	844,260
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/31	250	279,935
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/23	430	476,595
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/23	235	262,756
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/24	450	504,598
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/24	385	435,012
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/25	540	617,744
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/26	555	638,638
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/26	500	578,515
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	1,105	1,273,535
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/28	715	772,207
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/29	400	429,180
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/30	225	239,522

Security	Principal Amount (000’s omitted)	Value
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/31	$300	$317,277
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/27	625	729,462
Nevada System of Higher Education, 5.00%, 7/1/24	1,000	1,126,570
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/24	220	248,508
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	300	354,606
New York Dormitory Authority, School Districts Revenue, 4.00%, 10/1/23	2,000	2,154,140
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	218,380
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/23	100	112,153
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/26	150	169,169
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/27	425	475,732
Oregon Facilities Authority, (Reed College), 4.00%, 7/1/32	250	268,440
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/23	120	134,314
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/24	100	113,625
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/31	375	429,191
Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (LOC: TD Bank, N.A.), 1.74%, 8/15/36(2)	5,000	5,000,000
S.M. Educational Building Corp., MS, 5.00%, 9/1/25	250	289,080
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	866,092
Saginaw Valley State University, MI, 5.00%, 7/1/27	750	861,382
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,144,610
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/23	250	279,150
University of North Carolina at Chapel Hill, 1.662%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(3)	4,250	4,259,987
University of Washington, 5.00%, 4/1/25	2,500	2,910,050
Western Michigan University, 5.00%, 11/15/24	500	566,555

		$40,597,402

Electric Utilities — 4.5%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,135,620
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	500	570,935
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,137,700
Fayetteville Public Works Commission, NC, 5.00%, 3/1/25	1,000	1,159,460
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	280,940
Los Angeles Department of Water and Power, CA, Power System Revenue, (SPA: TD Bank, N.A.), 1.60%, 7/1/34(2)	5,900	5,900,000
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	113,446
Marquette Board of Light and Power, MI, 5.00%, 7/1/24	475	534,337
Marquette Board of Light and Power, MI, 5.00%, 7/1/25	345	391,789
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	840,142
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	578,580
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	1,000	1,153,220
Orlando Utilities Commission, FL, Utility System Revenue, (SPA: TD Bank, N.A.), 1.74%, 10/1/33(2)	5,000	5,000,000
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23	1,325	1,468,696
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	568,380
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	136,071
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	346,266
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	294,232

Security	Principal Amount (000’s omitted)	Value
Springfield Electric System Revenue, IL, 5.00%, 3/1/22	$500	$544,230
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	250	279,028
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	250	277,890
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	250	276,758
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/27	300	342,657
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/28	400	455,608
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/29	1,120	1,272,163
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/30	1,500	1,696,230
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/31	1,000	1,128,320
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/33	1,500	1,677,525
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	282,137

		$29,842,360

Escrowed/Prerefunded — 0.1%
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	$500	$554,140

		$554,140

General Obligations — 33.0%
Adams 12 Five Star Schools, CO, 5.00%, 12/15/32	$2,500	$2,893,650
Addison, TX, 5.00%, 2/15/26	270	300,389
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/29	175	188,899
Anchorage, AK, 5.00%, 9/1/23	750	846,600
Anchorage, AK, 5.00%, 9/1/24	250	286,060
Anchorage, AK, 5.00%, 9/1/25	750	868,867
Anchorage, AK, 5.00%, 9/1/27	780	903,622
Arkansas, 4.00%, 6/1/28	500	539,710
Arlington County, VA, 4.00%, 8/1/27	2,240	2,422,538
Auburn School District No. 408, WA, 4.00%, 12/1/33	2,155	2,289,494
Avon, OH, 4.00%, 12/1/31	590	628,079
Bayfield School District No. 10 JT-R, CO, 5.00%, 12/1/32	1,250	1,430,737
Belding Area Schools, MI, 5.00%, 5/1/28	250	289,358
Belding Area Schools, MI, 5.00%, 5/1/30	250	287,425
Boston, MA, 4.00%, 4/1/30	1,500	1,628,760
Boston, MA, 4.00%, 4/1/31	1,500	1,615,320
Brookline, MA, 4.00%, 3/1/30	185	199,293
Bryan County School District, GA, 4.00%, 8/1/32	515	547,713
Bryan County School District, GA, 4.00%, 8/1/33	1,000	1,060,530
Bryant School District No. 25, AR, 3.00%, 2/1/26	300	303,702
Burlington, VT, 5.00%, 11/1/23	350	392,007
Burlington, VT, 5.00%, 11/1/24	400	452,708
Burlington, VT, 5.00%, 11/1/25	400	457,104
Burlington, VT, 5.00%, 11/1/26	250	288,068
Burlington, VT, 5.00%, 11/1/27	225	259,992
Burlington, VT, 5.00%, 11/1/28	370	426,040
California, 4.00%, 9/1/26	750	836,497
California, 4.00%, 9/1/27	240	265,584
California, 4.00%, 9/1/28	150	164,691
California, 4.00%, 9/1/31	400	429,584
California, 5.00%, 8/1/24	1,500	1,734,375
California, 5.00%, 8/1/26	2,010	2,355,660
California, 5.00%, 8/1/32	1,590	1,848,486
California, 5.25%, 9/1/23	500	554,310

Security	Principal Amount (000’s omitted)	Value
California, (LOC: Sumitomo Mitsui Banking Co.), 1.65%, 5/1/40(2)	$5,000	$5,000,000
Cambridge, MA, 5.00%, 2/15/26	1,350	1,604,205
Central Dauphin School District, PA, 5.00%, 2/1/29	500	580,485
Colonial School District, PA, 5.00%, 2/15/29	100	116,265
Colonial School District, PA, 5.00%, 2/15/31	100	115,546
Colonial School District, PA, 5.00%, 2/15/32	100	115,331
Colonial School District, PA, 5.00%, 2/15/33	200	230,090
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/29	1,000	1,143,530
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/30	2,000	2,277,320
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/31	1,000	1,135,430
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/32	630	711,774
Cuyahoga Community College District, OH, 4.00%, 2/1/27	1,000	1,075,080
Cuyahoga Community College District, OH, 4.00%, 2/1/28	750	800,940
Dallas, TX, 5.00%, 2/15/23	5,000	5,562,750
Dallas, TX, 5.00%, 2/15/31	3,715	4,026,540
Deer Park Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/31	500	580,825
Deer Park Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/33	500	576,430
Deer Valley Unified School District No. 97, AZ, 5.00%, 7/1/23	250	282,683
Delaware, 5.00%, 2/1/29	1,000	1,208,300
Delaware, 5.00%, 2/1/30	1,000	1,203,520
Delaware, 5.00%, 2/1/32	1,000	1,192,140
Delaware County, OH, 4.00%, 12/1/27	150	163,284
Delaware County, OH, 4.00%, 12/1/28	255	274,140
Dowagiac Union School District, MI, 4.00%, 5/1/23	350	375,882
Dowagiac Union School District, MI, 4.00%, 5/1/24	250	269,320
Dowagiac Union School District, MI, 4.00%, 5/1/25	630	682,321
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	379,386
Duchesne County School District, UT, 4.00%, 6/1/32	2,250	2,382,705
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/29	75	81,857
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/30	175	190,236
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/32	210	226,462
Edgewood City School District, OH, 5.25%, 12/1/33	500	561,655
Edinburg, TX, 5.00%, 3/1/23	1,235	1,378,803
Edinburg, TX, 5.00%, 3/1/24	315	356,193
Edinburg, TX, 5.00%, 3/1/25	310	353,778
Fayette County School District, GA, 5.25%, 9/1/24	1,425	1,661,251
Florida Board of Education, 4.00%, 6/1/31	1,210	1,308,530
Flower Mound, TX, 4.00%, 3/1/27	1,000	1,080,570
Flower Mound, TX, 4.00%, 3/1/32	390	410,615
Flower Mound, TX, 5.00%, 3/1/27	510	596,986
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	428,952
Georgia, 5.00%, 2/1/32	1,000	1,177,240
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	1,500	1,146,375
Glen Rock Board of Education, NJ, 5.00%, 9/1/30	250	289,375
Glen Rock Board of Education, NJ, 5.00%, 9/1/31	345	396,715
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	582,070
Hamilton County, TN, 5.00%, 4/1/26	5,215	6,191,039
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	976,127
Hawaii, 4.00%, 10/1/32	2,400	2,555,184
Highland Park Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/30	1,775	2,081,738
Homewood, AL, 5.00%, 9/1/28	2,000	2,334,540
Homewood, AL, 5.00%, 9/1/29	2,000	2,326,460
Houston, TX, 5.00%, 3/1/23	3,000	3,352,200

Security	Principal Amount (000’s omitted)	Value
Hudson City School District, OH, 4.00%, 12/1/30	$500	$532,675
Hudson City School District, OH, 4.00%, 12/1/31	400	424,376
Hudson City School District, OH, 4.00%, 12/1/32	350	369,537
Hudson City School District, OH, 4.00%, 12/1/33	400	420,288
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/23	340	365,405
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/24	340	368,642
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/25	555	604,839
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/26	500	549,405
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/23	200	200,862
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,112,790
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,745,171
Kauai County, HI, 5.00%, 8/1/26	150	177,663
Lakeland, FL, 5.00%, 10/1/25	635	728,694
Lakeland, FL, 5.00%, 10/1/28	1,500	1,704,075
Lakeland, FL, 5.00%, 10/1/30	1,000	1,127,340
Lakewood, OH, 4.00%, 12/1/30	400	426,932
Laredo Community College District, TX, 5.00%, 8/1/23	165	185,161
Laredo Community College District, TX, 5.00%, 8/1/24	140	158,736
Laredo Community College District, TX, 5.00%, 8/1/25	110	126,080
Laredo Community College District, TX, 5.00%, 8/1/26	320	371,254
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/29	2,380	1,594,338
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	850	506,515
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,748,864
Little Rock School District, AR, 3.00%, 2/1/23	400	404,312
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/33	1,000	1,073,510
McKinney, TX, 5.00%, 8/15/23	2,000	2,268,340
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	226,528
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	339,774
Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,145,360
Miamisburg City School District, OH, 4.00%, 12/1/31	300	318,318
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	589,378
Minneapolis Special School District No. 1, MN, 3.00%, 2/1/23	250	256,348
Minnesota, 5.00%, 10/1/33	535	627,448
Monroe, NC, Limited Obligation Bonds, 3.00%, 3/1/23	500	512,215
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	135,693
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	195	223,805
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/29	340	389,086
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/30	725	827,740
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	885	1,006,882
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/32	720	815,350
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/33	545	615,376
New York, 5.00%, 2/15/24	3,000	3,452,160
New York, NY, 5.00%, 8/1/25	2,000	2,326,600
North Royalton City School District, OH, 4.00%, 12/1/32	600	633,690
Oakland Schools Intermediate School District, MI, 5.00%, 5/1/25	920	1,062,977
Olentangy Local School District, OH, 4.00%, 12/1/27	415	451,723
Oregon, 2.15%, 12/1/23	735	728,106
Oregon, 2.20%, 6/1/24	1,565	1,548,254
Oregon, 2.25%, 12/1/24	1,000	988,500
Oregon, 2.35%, 6/1/25	365	362,638
Oregon, 2.40%, 12/1/25	1,050	1,044,939

Security	Principal Amount (000’s omitted)	Value
Oregon, 2.50%, 6/1/26	$1,070	$1,069,989
Oregon, 2.55%, 12/1/26	430	430,654
Oregon, 2.55%, 6/1/28	425	408,463
Oregon, 2.60%, 12/1/28	175	167,615
Oregon, 5.00%, 6/1/27	310	368,457
Oregon, 5.00%, 12/1/27	325	385,736
Oregon, (SPA: U.S. Bank, N.A.), 1.75%, 12/1/36(2)	5,000	5,000,000
Owen J. Roberts School District, PA, 4.00%, 5/15/29	750	784,447
Pasadena, TX, 4.00%, 2/15/28	500	537,470
Pasadena, TX, 4.00%, 2/15/29	250	267,458
Pasadena, TX, 4.00%, 2/15/30	500	532,690
Pasadena, TX, 4.00%, 2/15/31	750	796,185
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	810,105
Penn Hills, PA, 5.00%, 12/1/27	1,000	1,160,960
Pennsylvania, 4.00%, 6/1/30	5,000	5,163,400
Pennsylvania, 4.00%, 6/15/31	235	244,172
Pennsylvania, 5.00%, 7/1/24	490	552,691
Peoria, IL, 5.00%, 1/1/27	500	555,335
Pflugerville, TX, 5.00%, 8/1/30	185	216,306
Pflugerville, TX, 5.00%, 8/1/31	245	285,378
Pflugerville, TX, 5.00%, 8/1/32	100	115,867
Pittsburg Unified School District, CA, 5.00%, 8/1/28	920	1,099,584
Pittsburg Unified School District, CA, 5.00%, 8/1/29	1,150	1,367,189
Pittsburg Unified School District, CA, 5.00%, 8/1/30	1,160	1,370,749
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	420	496,306
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	370	434,580
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/32	670	782,191
Prosper Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	1,020	1,161,841
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/23	445	509,503
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/24	465	540,888
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/25	485	574,429
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/26	505	606,879
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/27	530	635,163
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	660,994
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/29	575	681,041
Romeo Community Schools, MI, 5.00%, 5/1/25	1,000	1,146,440
Romeo Community Schools, MI, 5.00%, 5/1/26	1,270	1,466,990
Romeo Community Schools, MI, 5.00%, 5/1/29	1,000	1,153,560
Romeo Community Schools, MI, 5.00%, 5/1/30	700	804,790
Romulus, MI, 4.00%, 11/1/24	400	429,812
Romulus, MI, 4.00%, 11/1/25	400	432,820
Romulus, MI, 4.00%, 11/1/27	500	537,870
Romulus, MI, 4.00%, 11/1/28	500	534,735
Romulus, MI, 4.00%, 11/1/31	250	263,580
Romulus, MI, 4.00%, 11/1/32	300	315,273
Romulus, MI, 4.00%, 11/1/33	250	261,878
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	566,115
SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/26	1,750	1,992,077
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	750	804,712
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	250	267,360

Security	Principal Amount (000’s omitted)	Value
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	$400	$432,520
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	300	322,134
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	200	213,806
Seward County Unified School District No. 480, KS, 5.00%, 9/1/29	2,000	2,267,020
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 0.00%, 6/15/33	3,500	1,983,975
South Texas College District, 5.00%, 8/15/30	1,295	1,449,571
Southfield Public Schools, MI, 5.00%, 5/1/25	1,100	1,261,084
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,168,710
Southwestern Community College District, CA, (Election of 2016), 4.00%, 8/1/31	500	539,260
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	500	574,160
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	735	868,108
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/28	1,700	2,010,318
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/29	1,000	1,174,110
Stamford, CT, 4.00%, 8/1/27	750	827,265
Sugar Land, TX, 5.00%, 2/15/26	555	648,745
Sun Valley, ID, 5.00%, 9/15/23	685	777,530
Sun Valley, ID, 5.00%, 9/15/24	720	829,022
Sun Valley, ID, 5.00%, 9/15/25	755	883,509
Sun Valley, ID, 5.00%, 9/15/26	695	824,305
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	515	604,528
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	450	526,045
Trussville, AL, 5.00%, 10/1/31	250	277,845
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	559,230
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	578,945
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	592,687
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	570	616,341
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	395	439,647
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/23	415	469,353
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	435	498,697
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/25	460	534,488
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	485	561,790
Virginia Resources Authority, (Pooled Financing Program), 5.00%, 11/1/25	600	703,758
Washington, 5.00%, 8/1/29	1,500	1,752,285
Waupun School District, WI, 4.00%, 4/1/24	105	113,247
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	150	133,373
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	150	129,470
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	625	522,400
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/29	250	175,195
Webster Groves School District, MO, 4.00%, 3/1/28	1,050	1,145,728
West Chester Township, OH, 4.00%, 12/1/27	400	436,284
Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	3,000	3,224,910
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	750	786,825
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/31	750	784,230
Williamson County, TX, 5.00%, 2/15/28	300	340,851
Wisconsin, 5.00%, 11/1/26	2,000	2,380,640
York County, PA, 5.00%, 6/1/27	1,225	1,396,181

		$218,124,569

Hospital — 12.3%
Berks County Industrial Development Authority, PA, (Tower Health), 4.00%, 11/1/33	$500	$508,710
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/25	400	455,660

Security	Principal Amount (000’s omitted)	Value
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	$250	$285,642
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	105,755
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	870,885
California Health Facilities Financing Authority, (Stanford Health Care), 5.00%, 11/15/33	2,000	2,342,240
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/33	3,000	3,478,170
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/34	1,500	1,723,035
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 4.00%, 7/1/30	400	422,228
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	43,020
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 4.00%, 7/1/33	415	431,704
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	2,000	2,292,340
Colorado Health Facilities Authority, (NCMC, Inc.), 5.00%, 5/15/25	500	570,490
Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/23	270	302,195
Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	260	297,846
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 5.00%, 7/1/28	5,000	5,648,800
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	828,120
Illinois Finance Authority, (Mercy Health Corp.), 5.00%, 12/1/29	590	657,520
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/24	1,070	1,204,938
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/25	400	455,624
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/26	500	574,000
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	574,810
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/31	1,000	1,117,930
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/32	1,000	1,113,260
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/24	500	564,935
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/24	500	572,600
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	300	352,080
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/24	175	194,504
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,120,580
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/23	225	239,900
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/27	450	514,723
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/23	150	167,114
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	285,760
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	285,587
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	283,878
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/30	2,000	2,266,820
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	1,500	1,690,665
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/32	2,000	2,243,280
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,117,370
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	681,906
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/24	550	618,706

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	$500	$576,610
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	500	569,195
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	500	566,495
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/29	210	236,960
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/30	330	370,349
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	571,055
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	542,725
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	548,991
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,124,390
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	553,795
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	558,260
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/23	200	224,542
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/24	300	339,780
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/25	400	458,188
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/26	500	577,300
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/28	500	582,110
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/29	500	578,910
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/30	500	575,280
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/31	500	571,225
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/26	500	583,980
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/29	1,000	1,162,050
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	800	876,272
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,139,780
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	550	633,836
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	806,155
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	800,681
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	590,756
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	790,944
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	113,629
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/33	1,000	1,061,440
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,131,400
Norman Regional Hospital Authority, OK, 5.00%, 9/1/29	1,000	1,130,670

Security	Principal Amount (000’s omitted)	Value
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/27	$115	$130,764
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/28	500	563,865
Ohio, (Cleveland Clinic Health System Obligated Group), 5.00%, 1/1/33	1,850	2,148,220
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	535	601,811
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/28	1,000	1,121,980
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	1,000	1,118,360
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/30	1,000	1,114,750
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/31	1,000	1,109,720
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/24	630	711,257
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/27	600	695,244
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,154,000
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	278,393
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	154,851
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	225	248,787
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	340,566
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	580,900
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	703,300
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/23	300	331,416
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	500	558,175
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/23	55	62,089
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	399,588
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	387,742
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	400	460,736
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	305	350,601
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	571,275
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	400	453,948
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	400	452,420
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,816,132
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/23	215	239,226
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/24	200	224,624
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/25	250	284,077

Security	Principal Amount (000’s omitted)	Value
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	$400	$459,404
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	678,138

		$80,959,442

Housing — 2.9%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$145	$145,190
Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	1,018,220
New York City Housing Development Corp., NY, 1.95%, 11/1/23	785	751,057
New York City Housing Development Corp., NY, 2.30%, 5/1/25	1,110	1,085,336
New York City Housing Development Corp., NY, 2.35%, 11/1/25	915	893,397
New York City Housing Development Corp., NY, 2.50%, 11/1/26	945	925,098
New York City Housing Development Corp., NY, 2.65%, 11/1/27	970	953,161
New York City Housing Development Corp., NY, 2.80%, 5/1/29	795	777,279
New York City Housing Development Corp., NY, 2.85%, 11/1/29	425	414,388
New York City Housing Development Corp., NY, 3.10%, 11/1/32	1,000	975,970
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 1.90%, 5/1/23	165	161,213
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.05%, 5/1/24	175	170,735
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.10%, 11/1/24	125	121,799
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.20%, 5/1/25	290	283,533
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.25%, 11/1/25	225	220,118
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.35%, 5/1/26	200	196,410
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 11/1/26	225	221,083
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.50%, 11/1/27	140	138,131
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.60%, 5/1/28	110	108,093
New York Mortgage Agency, 1.75%, 4/1/24	250	240,017
New York Mortgage Agency, 1.95%, 10/1/25	650	618,702
Seattle Housing Authority, WA, 2.625%, 12/1/23	610	609,835
Seattle Housing Authority, WA, 2.75%, 12/1/24	480	479,419
Seattle Housing Authority, WA, 2.875%, 12/1/25	900	904,572
Seattle Housing Authority, WA, 3.00%, 12/1/26	920	929,724
Seattle Housing Authority, WA, 3.125%, 12/1/27	935	953,261
Tennessee Housing Development Agency, 2.05%, 1/1/22	245	243,197
Tennessee Housing Development Agency, 2.80%, 7/1/26	250	249,270
Virginia Housing Development Authority, 1.70%, 5/1/22	845	818,577
Virginia Housing Development Authority, 1.85%, 5/1/23	820	795,384
Virginia Housing Development Authority, 1.95%, 11/1/23	295	285,625
Virginia Housing Development Authority, 2.25%, 5/1/25	170	165,255
Virginia Housing Development Authority, 2.40%, 5/1/26	420	412,776
Virginia Housing Development Authority, 2.55%, 5/1/27	730	717,291
Washington Housing Finance Commission, 2.05%, 6/1/24	310	306,667
Washington Housing Finance Commission, 2.25%, 6/1/25	355	353,612
Washington Housing Finance Commission, 2.30%, 12/1/25	130	129,550
Washington Housing Finance Commission, 2.40%, 6/1/26	105	104,159

		$18,877,104

Insured-Electric Utilities — 0.1%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$550,070

		$550,070

Insured-General Obligations — 2.3%
Albertville, AL, (BAM), 4.00%, 6/1/28	$1,230	$1,298,191
Albertville, AL, (BAM), Series A, 4.00%, 6/1/30	1,605	1,685,715

Security	Principal Amount (000’s omitted)	Value
Albertville, AL, (BAM), Series C, 4.00%, 6/1/30	$610	$640,677
Bellwood, IL, (AGM), 5.00%, 12/1/23	1,000	1,106,370
Crawford County Unified School District No. 250, KS, (BAM), 5.00%, 9/1/26	250	289,800
Lakewood Township, NJ, (AGM), 4.00%, 11/1/25	1,175	1,282,219
Lakewood Township, NJ, (AGM), 4.00%, 11/1/26	1,250	1,369,662
New Britain, CT, (AGM), 5.00%, 3/1/32	1,000	1,135,820
New Britain, CT, (BAM), 5.00%, 3/1/23	550	611,386
New Britain, CT, (BAM), 5.00%, 3/1/24	550	619,063
New Britain, CT, (BAM), 5.00%, 3/1/25	395	450,253
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,811
Northern Palm Beach County Improvement District, FL, (AGM), 5.00%, 8/1/23	250	278,205
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	494,426
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/21	190	206,101
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/22	320	351,651
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/23	400	444,072
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	362,726
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/25	1,720	1,860,610
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	745,262

		$15,238,020

Insured-Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/26	$500	$614,795

		$614,795

Insured-Lease Revenue/Certificates of Participation — 1.5%
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/23	$1,000	$1,115,890
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	1,500	1,722,345
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/26	250	290,913
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/28	500	574,145
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,408,752
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	285,675
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	114,270
Highlands County School Board, FL, (BAM), 5.00%, 3/1/23	500	553,885
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	455,416
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	200	226,910
Pasco County School Board, FL, (BAM), 5.00%, 8/1/23	255	285,360
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	462,853
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	349,155
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	411,296
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	697,571
Pasco County School Board, FL, (BAM), 5.00%, 8/1/28	410	470,467
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	510	581,211

		$10,006,114

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$131,588
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	487,170

		$618,758

Insured-Transportation — 0.3%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/23	$440	$493,865
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	350	397,197
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	573,850
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	366,122
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	427,984

		$2,259,018

Insured-Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	$150	$170,096
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	283,542

		$453,638

Lease Revenue/Certificates of Participation — 9.1%
Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,076,470
Broward County School Board, FL, 5.00%, 7/1/25	500	577,605
Broward County School Board, FL, 5.00%, 7/1/27	500	582,940
Broward County School Board, FL, 5.00%, 7/1/29	500	579,370
Broward County School Board, FL, 5.00%, 7/1/30	400	460,032
Broward County School Board, FL, 5.00%, 7/1/31	600	687,234
Broward County School Board, FL, Series A, 5.00%, 7/1/23	500	562,770
Broward County School Board, FL, Series A, 5.00%, 7/1/24	1,250	1,425,912
Broward County School Board, FL, Series C, 5.00%, 7/1/23	2,500	2,813,850
Broward County School Board, FL, Series C, 5.00%, 7/1/24	2,000	2,281,460
California Public Works Board, 4.00%, 12/1/31	1,000	1,062,450
California Public Works Board, 5.00%, 11/1/27	1,000	1,179,420
California Public Works Board, 5.00%, 11/1/28	1,000	1,174,430
California Public Works Board, 5.00%, 11/1/29	1,000	1,171,110
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	578,795
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/27	500	577,595
Cleveland County Educational Facilities Authority, OK, (Noble Public Schools), 5.00%, 9/1/25	300	342,813
Colorado Department of Transportation, 5.00%, 6/15/30	350	402,822
Colorado Department of Transportation, 5.00%, 6/15/31	310	355,338
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	3,000	3,423,180
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	3,000	3,406,680
Costa Mesa Financing Authority, CA, 5.00%, 10/1/30	165	196,357
Costa Mesa Financing Authority, CA, 5.00%, 10/1/31	185	218,640
Costa Mesa Financing Authority, CA, 5.00%, 10/1/32	155	182,063
Costa Mesa Financing Authority, CA, 5.00%, 10/1/33	150	175,380
Cuyahoga County, OH, (Convention Hotel), 5.00%, 12/1/26	250	278,038
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	230,894

Security	Principal Amount (000’s omitted)	Value
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	$135	$147,590
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	605,781
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	634,302
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	656,606
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	680,431
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	702,528
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/29	675	730,161
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/30	700	753,053
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	480,438
Kentucky Property and Buildings Commission, 5.00%, 4/1/27	1,710	1,958,446
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,700,249
Medina City School District, OH, 5.00%, 12/1/23	350	393,753
Medina City School District, OH, 5.00%, 12/1/24	400	454,860
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/25	1,405	1,608,121
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	2,000	2,276,000
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/24	850	959,599
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/25	1,000	1,143,470
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/26	1,000	1,145,320
Oklahoma County Finance Authority, OK, (Western Heights Public Schools), 5.00%, 9/1/23	1,250	1,395,087
Orange County School Board, FL, 5.00%, 8/1/32	1,935	2,196,090
Pennington County, SD, Certificates of Participation, 5.00%, 6/1/27	1,300	1,484,301
Pinellas County School Board, FL, 5.00%, 7/1/33	500	571,400
Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	885	1,021,724
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	567,815
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	980,636
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,089,764
San Francisco City and County, CA, (City Office Buildings), 4.00%, 9/1/29	1,075	1,153,314
South Dakota Building Authority, 5.00%, 6/1/26	500	584,955
South Dakota Building Authority, 5.00%, 6/1/27	635	717,144
South Dakota Building Authority, 5.00%, 6/1/28	210	239,049
South Dakota Building Authority, Series 2015B, 5.00%, 6/1/30	200	226,022
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	650	660,868
Tulsa County Industrial Authority, OK, (Broken Arrow Public Schools), 5.00%, 9/1/23	500	564,935
Washington, Certificates of Participation, 5.00%, 7/1/32	2,875	3,315,162

		$59,802,622

Other Revenue — 2.3%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.518%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(3)	$2,500	$2,484,775
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,146,760
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	1,000	1,142,210
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	600	671,316
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/24	150	170,877
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/25	155	179,168
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	175,362

Security	Principal Amount (000’s omitted)	Value
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	$500	$573,760
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	500	569,215
Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,445,349
Rhode Island Health and Educational Building Corp., (Barrington), 4.00%, 5/15/32	1,000	1,066,380
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,263,689
Spartanburg County School District No. 7, SC, Special Obligation Bonds, 5.00%, 12/1/24	500	571,165
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/31	2,500	2,873,475
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,146,620

		$15,480,121

Senior Living/Life Care — 3.6%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/33	$1,500	$1,628,490
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	50	55,279
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	100	109,721
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/22	250	276,732
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	114,995
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	616,518
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/25	1,175	1,318,961
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,165,182
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/30	645	714,086
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	500	551,780
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	271,723
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	277,230
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/24	630	669,936
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/26	500	534,080
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/24	675	723,688
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/25	500	537,180
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/21	325	348,127
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	244,485
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/23	225	246,834
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/24	480	531,221
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/24	200	222,954
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/27	250	280,285
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/28	250	278,525

Security	Principal Amount (000’s omitted)	Value
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	$1,000	$973,620
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23	600	653,808
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/24	440	484,898
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/26	385	429,960
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/28	250	276,492
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29	600	660,576
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30	200	219,340
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	250	273,113
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/22	175	190,468
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/23	200	219,282
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/28	590	654,098
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/31	410	450,246
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/23	150	167,106
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/24	150	169,248
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/25	100	113,287
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/26	100	112,584
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/27	50	56,104
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/29	125	139,391
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/32	225	251,024
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/30	200	223,394
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/31	675	751,342
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2017A, 5.00%, 10/1/30	250	277,982
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2017A, 5.00%, 10/1/31	175	194,124
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/22	375	409,129
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/23	865	959,614
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/25	750	839,962
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/23	200	222,230
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/27	250	283,825
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/29	440	494,472
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/30	475	531,634
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/31	470	524,261

		$23,924,626

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 4.0%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$115,168
Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/23	1,000	1,115,650
Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/24	880	992,209
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/23	260	287,594
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/24	115	128,674
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/25	150	169,442
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/27	300	341,235
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/28	300	340,356
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/29	100	113,087
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23	500	565,350
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	500	563,060
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/26	450	524,178
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/27	650	755,046
Lafayette, LA, Sales Tax Revenue, 5.00%, 3/1/31	400	457,304
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/31	1,000	1,181,870
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	588,535
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/25	250	288,765
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/26	1,025	1,198,317
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/29	900	1,040,346
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/30	950	1,093,051
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/31	895	1,025,670
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/32	735	838,407
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/23	250	265,553
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/25	470	503,017
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/27	500	540,130
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/28	350	377,737
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/29	720	772,632
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	2,069,730
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/31	1,400	1,594,446
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 5.00%, 7/1/32	2,400	2,830,440
St. Lucie County, FL, Special Tax Revenue, 5.00%, 10/1/30	1,000	1,171,000
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	113,843
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	157,818
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 4.00%, 9/1/31	1,000	1,075,490
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,168,900
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/28	250	284,260

		$26,648,310

Transportation — 9.9%
Alameda Corridor Transportation Authority, CA, 4.00%, 10/1/23	$250	$267,305
Alameda Corridor Transportation Authority, CA, 5.00%, 10/1/24	250	282,705
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.10% to 4/1/22 (Put Date), 4/1/45	2,000	1,988,060
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,838,538
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	100	113,742

Security	Principal Amount (000’s omitted)	Value
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/26	$1,000	$1,151,500
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	169,055
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	168,570
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/30	500	560,295
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,116,750
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	500	555,190
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	2,905	3,439,229
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/29	3,060	3,615,023
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/30	1,000	1,178,020
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	1,000	1,173,000
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	2,565	2,991,688
Chicago, IL, (O’Hare International Airport), Series 2015B, 5.00%, 1/1/24	200	225,122
Chicago, IL, (O’Hare International Airport), Series 2016B, 5.00%, 1/1/24	500	562,805
Chicago, IL, (O’Hare International Airport), Series 2016B, 5.00%, 1/1/25	1,000	1,136,760
Clark County, NV, Highway Revenue, 5.00%, 7/1/33	3,000	3,328,110
Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,452,338
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/23	1,000	1,135,140
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/24	650	747,844
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/25	625	727,981
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,650	1,907,631
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/32	2,200	2,534,532
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/23	150	166,815
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/24	195	219,375
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	560,345
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,116,760
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	834,645
Georgia State Road and Tollway Authority, 5.00%, 6/1/26	250	293,072
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	748,618
Illinois Toll Highway Authority, 5.00%, 1/1/29	175	201,512
Illinois Toll Highway Authority, 5.00%, 12/1/32	350	397,852
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	284,335
Kentucky Turnpike Authority, 5.00%, 7/1/33	500	551,260
Massachusetts Department of Transportation, Metropolitan Highway System Revenue, (SPA: TD Bank, N.A.), 1.74%, 1/1/29(2)	5,000	5,000,000
Metropolitan Transportation Authority, NY, 5.00%, 11/15/23	500	565,905
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24	500	572,670
Metropolitan Transportation Authority, NY, 5.00%, 11/15/25	500	579,045
Metropolitan Transportation Authority, NY, 5.00%, 11/15/26	1,000	1,168,480
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	415	453,819
Metropolitan Transportation Authority, NY, 1.564%, (67% of 1 mo. USD LIBOR + 0.30%), 11/1/19 (Put Date), 11/1/32(3)	3,750	3,749,850
Miami-Dade County, FL, Seaport Revenue, 5.00%, 10/1/23	130	144,134
New Jersey Turnpike Authority, 5.00%, 1/1/33	500	579,240
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	175,352
New Orleans Aviation Board, LA, 5.00%, 1/1/31	190	218,952
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/23	750	840,960
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	550	629,145
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	456,220
Oklahoma Capitol Improvement Authority, 5.00%, 7/1/29	1,000	1,155,580
Port of Seattle, WA, 5.00%, 3/1/24	250	283,415
Port of Seattle, WA, 5.00%, 3/1/25	150	170,883
Port of Seattle, WA, 5.00%, 3/1/27	250	283,090

Security	Principal Amount (000’s omitted)	Value
Port of Seattle, WA, 5.00%, 3/1/29	$250	$281,540
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/27	300	355,674
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/28	1,370	1,613,285
Texas Transportation Commission, 4.00% to 10/1/21 (Put Date), 4/1/26	1,860	1,965,722
Texas Transportation Commission, 5.00%, 4/1/33	50	56,363
Wisconsin, Transportation Revenue, 5.00%, 7/1/31	3,450	3,899,776
Wisconsin, Transportation Revenue, 5.00%, 7/1/32	700	789,558

		$65,730,180

Water and Sewer — 5.1%
Boston Water and Sewer Commission, MA, 5.00%, 11/1/31	$450	$509,670
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	300	345,927
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	115	130,357
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	112,803
Chino Basin Desalter Authority, CA, 4.00%, 6/1/32	1,235	1,307,544
Jacksonville, NC, Enterprise Systems Revenue, 5.00%, 5/1/27	700	827,232
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/31	160	199,098
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue, 5.00%, 2/1/28	500	584,840
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/26	205	224,184
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/27	250	271,605
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/28	670	719,821
Los Angeles Department of Water and Power, CA, Water System Revenue, (SPA: Royal Bank of Canada), 1.60%, 7/1/35(2)	5,000	5,000,000
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/31	130	143,307
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	875	952,262
Marysville, OH, Water System Revenue, 4.00%, 12/1/25	250	273,215
Marysville, OH, Water System Revenue, 4.00%, 12/1/27	180	195,813
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	705,288
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	583,735
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/30	600	698,094
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/33	1,000	1,166,980
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: Royal Bank of Canada), 1.74%, 6/15/23(2)	5,000	5,000,000
Phoenix Civic Improvement Corp., AZ, Water System Revenue, 5.00%, 7/1/25	1,250	1,433,600
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	647,544
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	720,746
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,152,960
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	592,271
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/26	1,000	1,158,230
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/30	365	393,729
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/31	450	481,734
Seattle, WA, Solid Waste System Revenue, 4.00%, 6/1/33	3,500	3,680,075
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	570,045
Tallahassee, FL, Consolidated Utility Systems Revenue, 5.00%, 10/1/33	1,000	1,130,820
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/29	135	142,831
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/30	105	110,555
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/25	210	239,482

Security	Principal Amount (000’s omitted)	Value
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	$505	$579,720
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	628,402

		$33,614,519

Total Tax-Exempt Investments — 97.4% (identified cost $648,328,758)		$643,947,510

Other Assets, Less Liabilities — 2.6%		$17,172,874

Net Assets — 100.0%		$661,120,384

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2018, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is as follows:

California	11.0%
Others, representing less than 10% individually	86.4%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2018, 4.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 3.1% of total investments.

(1)	Amount is less than 0.05%.

(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2018.

(3)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2018.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

USD	-	United States Dollar

The Portfolio did not have any open derivative instruments at April 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$643,947,510	$—	$643,947,510
Total Investments	$—	$643,947,510	$—	$643,947,510

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

April 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 87.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.1%
Carmel Local Public Improvement Bond Bank, IN, 5.00%, 6/1/23	$200	$224,524
North Dakota Public Finance Authority, 5.00%, 10/1/19	35	36,526
Ohio Water Development Authority, Water Pollution Control Loan Fund, (SPA: BMO Harris Bank, N.A.), 1.71%, 12/1/36(1)	1,000	1,000,000
Oklahoma Water Resources Board, 5.00%, 4/1/19	25	25,744

		$1,286,794

Education — 4.7%
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/18	$50	$50,808
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/19	100	104,739
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/23	250	280,422
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/26	200	231,496
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	60	67,160
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/19	145	149,046
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/22	165	181,721
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/25	120	138,334
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/26	150	175,700
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/18	200	203,024
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	281,517
UCF Stadium Corp., FL, 5.00%, 3/1/20	150	158,073
UCF Stadium Corp., FL, 5.00%, 3/1/21	150	161,246
UCF Stadium Corp., FL, 5.00%, 3/1/22	250	274,030
UCF Stadium Corp., FL, 5.00%, 3/1/23	250	278,625
West Clark 2000 School Building Corp., IN, 5.00%, 7/15/21	100	108,675
West Clark 2000 School Building Corp., IN, 5.00%, 1/15/23	100	111,447

		$2,956,063

Electric Utilities — 2.4%
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	$175	$190,500
San Antonio, TX, Electric and Gas Systems, 3.00% to 12/1/19 (Put Date), 12/1/45	225	228,517
San Antonio, TX, Electric and Gas Systems, 3.00% to 12/1/20 (Put Date), 12/1/45	250	254,987
Springfield, IL, Electric System Revenue, 5.00%, 3/1/19	250	255,995
Springfield, IL, Electric System Revenue, 5.00%, 3/1/20	50	52,460
Springfield, IL, Electric System Revenue, 5.00%, 3/1/21	200	214,198
Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	281,157

		$1,477,814

1

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 0.6%
Lake County Community Consolidated School District No. 50, IL, Escrowed to Maturity, 5.00%, 1/1/21	$165	$177,329
Revere Local School District, OH, Prerefunded to 6/1/22, 5.00%, 12/1/27	200	222,482

		$399,811

General Obligations — 27.8%
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/23	$250	$272,410
Burleson Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/26	150	175,337
California, 4.00%, 8/1/27	305	337,458
Campton Township, IL, 5.00%, 12/15/19	75	78,640
Campton Township, IL, 5.00%, 12/15/22	200	220,120
Campton Township, IL, 5.00%, 12/15/23	105	117,104
Cedar Hill Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	100	90,204
Columbus, OH, 4.00%, 8/15/27	500	545,830
Cook and DuPage Counties Township High School District No. 210, IL, 4.00%, 1/1/20	100	103,006
Cook and DuPage Counties Township High School District No. 210, IL, 4.00%, 1/1/21	250	260,650
Decatur City Board of Education, AL, 5.00%, 2/1/24	50	56,309
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	57,082
Decatur, IL, 5.00%, 3/1/20	100	104,479
Douglas County, NE, 3.75%, 12/15/27	555	580,796
Eagle-Vail Metropolitan District, CO, 3.00%, 12/1/20	75	76,649
Eagle-Vail Metropolitan District, CO, 3.00%, 12/1/21	35	35,861
Eagle-Vail Metropolitan District, CO, 3.00%, 12/1/22	50	51,206
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/23	50	53,721
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/24	25	26,994
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/25	75	81,642
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/26	100	109,415
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/27	50	55,055
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/28	135	147,933
Eaton Community City School District, OH, 4.00%, 12/1/21	100	105,845
Eaton Community City School District, OH, 4.00%, 12/1/22	100	106,810
Elgin, IL, 4.00%, 12/15/18	275	278,723
Grand Blanc Community Schools, MI, 4.00%, 5/1/27	455	479,565
Grosse Pointe Public School System, MI, 5.00%, 5/1/22	500	548,865
Grosse Pointe Public School System, MI, 5.00%, 5/1/23	500	556,390
Harris County Improvement District No. 18, TX, 4.00%, 9/1/21	165	173,776
Highland Park Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	250	295,340
Johnson County Unified School District No. 233, KS, 5.00%, 9/1/20	250	267,402
Joshua Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/24	55	59,870
Karnes City Independent School District, TX, (PSF Guaranteed), 3.50%, 8/15/25	200	200,892
Lake County Community College District No. 532, IL, 4.00%, 6/1/19	35	35,797
Lake County Community Consolidated School District No. 50, IL, 5.00%, 1/1/21	85	90,918
Lake County Forest Preserve District, IL, 3.00%, 12/15/19	55	55,942
Lakeland, FL, 5.00%, 10/1/19	50	52,202
Lakeland, FL, 5.00%, 10/1/21	50	54,562
Lakeland, FL, 5.00%, 10/1/22	100	111,091
Lakeland, FL, 5.00%, 10/1/24	50	57,078

2

Security	Principal Amount (000’s omitted)	Value
Laredo, TX, 4.00%, 2/15/19	$180	$183,202
Laredo, TX, 5.00%, 2/15/20	300	316,518
Laredo, TX, 5.00%, 2/15/21	300	323,583
Laredo, TX, 5.00%, 2/15/26	250	288,985
Laredo, TX, 5.00%, 2/15/28	250	291,295
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	500	546,520
Little Rock School District, AR, 3.00%, 2/1/23	100	101,078
Little Rock School District, AR, 3.00%, 2/1/24	250	251,767
Little Rock School District, AR, 3.00%, 2/1/25	250	251,308
Macomb County, MI, 4.00%, 5/1/23	50	53,600
McLean County Public Building Commission, IL, 5.00%, 12/1/22	250	279,297
Mesquite Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/20	50	47,755
Mesquite Independent School District, TX, (PSF Guaranteed), Series 2015C, 0.00%, 8/15/18	50	49,735
Mesquite Independent School District, TX, (PSF Guaranteed), Series 2015C, 0.00%, 8/15/19	50	48,731
Mesquite Independent School District, TX, (PSF Guaranteed), Series 2017A, 0.00%, 8/15/18	255	253,544
Miami-Dade County School District, FL, 5.00%, 3/15/19	150	154,212
Mobile, AL, 5.00%, 2/15/20	500	527,080
New York, NY, 2.40%, (SIFMA + 0.65%), 2/15/19(2)	100	100,293
New York, NY, 2.45%, (SIFMA + 0.70%), 2/15/20(2)	100	100,805
Novi Community School District, MI, 5.00%, 5/1/19	250	257,897
Novi Community School District, MI, 5.00%, 5/1/20	250	265,067
Novi Community School District, MI, 5.00%, 5/1/21	250	270,422
Oak Ridge, TN, 3.00%, 6/1/28	200	202,164
Palisades School District, PA, 4.00%, 9/1/18	30	30,218
Pendergast Elementary School District No. 92, AZ, 3.00%, 7/1/21	50	51,324
Pflugerville, TX, 5.00%, 8/1/25	120	138,994
Pflugerville, TX, 5.00%, 8/1/28	190	224,179
Romulus, MI, 4.00%, 11/1/23	245	262,334
Romulus, MI, 4.00%, 11/1/24	270	290,123
Romulus, MI, 4.00%, 11/1/25	220	238,051
Romulus, MI, 4.00%, 11/1/26	255	274,849
Romulus, MI, 4.00%, 11/1/27	230	247,420
Romulus, MI, 4.00%, 11/1/28	250	267,367
Schaumburg, IL, 4.00%, 12/1/19	40	41,282
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/24	305	335,750
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/25	120	132,000
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/26	115	126,265
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/27	170	186,514
Somerset County, NJ, 2.00%, 7/15/19	150	150,443
St. Tammany Parish Wide School District No. 12, LA, 3.00%, 3/1/20	150	152,654
St. Tammany Parish Wide School District No. 12, LA, 4.00%, 3/1/21	150	157,409
St. Tammany Parish Wide School District No. 12, LA, 5.00%, 3/1/26	100	116,056
Toms River, NJ, 4.00%, 12/1/20	100	104,773
Toms River, NJ, 4.00%, 12/1/21	200	211,972
Toms River, NJ, 4.00%, 12/1/22	325	347,279
Vistancia Community Facilities District, AZ, 4.00%, 7/15/18	30	30,130
Vistancia Community Facilities District, AZ, 5.00%, 7/15/19	30	31,100
Vistancia Community Facilities District, AZ, 5.00%, 7/15/20	30	31,922

3

Security	Principal Amount (000’s omitted)	Value
Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	$65	$68,920
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	400	355,660
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	135	116,523
Weehawken Township Board of Education, NJ, 3.00%, 7/15/25	250	256,027
Will County, IL, 4.00%, 11/15/19	30	30,940
Winnebago County, IL, 5.00%, 12/30/20	100	107,089

		$17,449,394

Hospital — 6.2%
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/24	$100	$112,670
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/25	100	113,915
Colorado Health Facilities Authority, (Parkview Medical Center), 3.00%, 9/1/21	100	102,133
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/22	30	31,690
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/25	25	26,948
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/23	25	27,721
Geisinger Authority, PA, (Geisinger Health System), 5.00%, 2/15/27	300	350,568
Lexington County Health Services District, Inc., SC, 5.00%, 11/1/19	250	260,783
Lexington County Health Services District, Inc., SC, 5.00%, 11/1/20	250	265,478
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 3.00%, 7/1/18	100	100,258
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 4.00%, 7/1/19	25	25,686
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 4.00%, 7/1/20	200	209,162
Monroeville Finance Authority, PA, (UPMC), 5.00%, 2/15/21	50	53,790
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	250	288,107
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/23	60	66,941
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/24	85	95,863
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/25	30	34,258
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/26	85	97,790
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/28	250	281,932
Oregon Facilities Authority, (Legacy Health), 4.125%, 5/1/19	30	30,677
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	35	39,489
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/24	65	74,396
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	40,611
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/18	180	182,243
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/19	100	103,174
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/20	235	250,743
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	150	163,140
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	200	221,144
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 4.00%, 12/1/19	200	206,286

		$3,857,596

4

Security	Principal Amount (000’s omitted)	Value
Housing — 3.3%
New York City Housing Development Corp., NY, 1.40%, 5/1/19	$200	$199,232
New York City Housing Development Corp., NY, 1.55%, 11/1/19	405	403,214
New York City Housing Development Corp., NY, 1.70%, 11/1/20	300	298,107
New York City Housing Development Corp., NY, 1.75%, 5/1/21	135	133,906
New York City Housing Development Corp., NY, 1.80%, 11/1/21	465	460,629
New York City Housing Development Corp., NY, 1.85%, 5/1/22	375	370,999
Virginia Housing Development Authority, 2.40%, 5/1/26	200	196,560

		$2,062,647

Insured-Education — 0.1%
Oil City Area School District, PA, (BAM), 4.00%, 11/15/18	$25	$25,295
Oil City Area School District, PA, (BAM), 5.00%, 11/15/19	25	26,160

		$51,455

Insured-Escrowed/Prerefunded — 0.2%
Rhode Island Economic Development Corp., (Department of Transportation), (AGC), Escrowed to Maturity, 5.25%, 6/15/19	$100	$103,816

		$103,816

Insured-General Obligations — 10.1%
Albertville, AL, (BAM), 4.00%, 6/1/28	$250	$263,860
Burlington, VT, (BAM), 2.00%, 11/1/19	200	200,118
Burlington, VT, (BAM), 2.00%, 11/1/20	200	199,516
Burlington, VT, (BAM), 5.00%, 11/1/23	100	112,821
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 5.25%, 7/1/23	50	56,881
Central Greene School District, PA, (BAM), 5.00%, 2/15/19	200	204,936
Community College District No. 511, IL, (Rock Valley College), (AGM), 5.00%, 1/1/21	500	533,605
Community College District No. 511, IL, (Rock Valley College), (AGM), 5.00%, 1/1/22	500	543,120
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.00%, 9/1/23	375	382,976
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.00%, 9/1/24	275	279,122
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.00%, 9/1/26	375	374,715
Iredell County, NC, (AGM), 5.00%, 6/1/18	30	30,077
Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/25	250	252,965
Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/26	250	252,620
Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/27	525	529,541
Montgomery County Municipal Utility District No. 9, TX, (BAM), 5.00%, 4/1/23	450	500,607
New Britain, CT, (BAM), 5.00%, 3/1/23	150	166,741
New Britain, CT, (BAM), 5.00%, 3/1/24	150	168,835
New Britain, CT, (BAM), 5.00%, 3/1/25	145	165,283
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,811
Peoria Unified School District No. 11, Maricopa County, AZ, (AGM), 5.00%, 7/1/24	85	97,067
Pine-Richland School District, PA, (AGM), 5.00%, 9/1/19	220	228,853
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/25	250	270,437
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/18	50	50,201
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/19	50	50,646
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/20	50	50,972
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/21	50	51,067

5

Security	Principal Amount (000’s omitted)	Value
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/19	$100	$100,027
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/20	100	99,782
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/21	100	99,220

		$6,322,422

Insured-Hospital — 0.5%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/26	$250	$307,398

		$307,398

Insured-Lease Revenue/Certificates of Participation — 1.0%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/20	$250	$262,530
Highlands County School Board, FL, (BAM), 5.00%, 3/1/21	70	74,870
Highlands County School Board, FL, (BAM), 5.00%, 3/1/22	100	108,427
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	180	204,937

		$650,764

Insured-Special Tax Revenue — 0.7%
Denton County Fresh Water Supply District No. 6, TX, Special Tax Revenue, (BAM), 4.00%, 2/15/19	$175	$177,726
Denton County Fresh Water Supply District No. 6, TX, Special Tax Revenue, (BAM), 4.00%, 2/15/26	200	209,310
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	50	57,620

		$444,656

Insured-Water and Sewer — 0.8%
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 2.00%, 9/1/18	$25	$25,009
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 3.00%, 9/1/22	25	25,592
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/18	150	150,528
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/20	150	152,094
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/22	150	152,070

		$505,293

Lease Revenue/Certificates of Participation — 3.7%
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/23	$225	$254,250
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/26	225	261,961
Highlands County School Board, FL, 5.00%, 3/1/19	150	153,672
Miami-Dade County School Board, FL, 5.00%, 2/1/20	200	209,964
Miami-Dade County School Board, FL, 5.00%, 2/1/24	300	336,153
Miami-Dade County School Board, FL, 5.00%, 2/1/25	200	227,268
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/23	100	105,107
Ohio Department of Administrative Services, (State Taxation Accounting and Revenue System), 5.00%, 3/1/25	100	109,381
Palm Beach County School Board, FL, 5.00%, 8/1/21	125	136,071
South Dakota Building Authority, 5.00%, 6/1/25	85	98,114
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	150	152,508
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	253,532
Thompson School District No. R2-J, Larimer, Weld and Boulder Counties, CO, 5.00%, 12/1/19	25	26,177

		$2,324,158

6

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 3.0%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$100	$109,372
CIVICVentures, AK, (Anchorage Convention Center), 4.00%, 9/1/20	200	207,528
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	150	167,829
Myrtle Beach, SC, Limited Obligation Bonds, 5.00%, 4/1/25	235	269,195
Myrtle Beach, SC, Limited Obligation Bonds, 5.00%, 6/1/25	230	264,040
Sampson County, NC, Limited Obligation Bonds, 3.00%, 9/1/18	395	396,505
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/22	100	110,911
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/23	100	112,813
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/24	100	114,380
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/25	100	116,230

		$1,868,803

Senior Living/Life Care — 4.4%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 4.00%, 10/1/19	$50	$51,408
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 4.00%, 10/1/20	50	52,140
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	50	55,104
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/23	175	191,032
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/24	250	274,975
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/25	200	221,494
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/27	200	221,880
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/28	200	220,964
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/24	60	67,414
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/25	60	67,996
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	50	54,493
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	100	112,153
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/24	90	100,329
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza, Inc.), 4.00%, 12/1/23	55	58,592
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza, Inc.), 5.00%, 12/1/24	100	112,688
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza, Inc.), 5.00%, 12/1/26	25	28,676
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 3.00%, 11/1/19	50	50,498
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/23	75	82,231
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/26	50	55,649

7

Security	Principal Amount (000’s omitted)	Value
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/22	$150	$165,246
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	52,944
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 4.00%, 1/1/19	100	101,397
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 4.00%, 1/1/20	100	103,271
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 3.00%, 9/15/18	30	30,088
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/19	100	101,883
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/21	50	51,638
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/23	25	25,696
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/24	50	51,105

		$2,762,984

Special Tax Revenue — 5.8%
Baltimore, MD, Special Tax Obligation, 4.00%, 6/15/18	$50	$50,131
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/18	200	203,642
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/21	200	218,382
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	175	197,071
Ernest N. Morial-New Orleans Exhibition Hall Authority, LA, 5.00%, 7/15/20	25	26,563
Fort Smith, AR, Sales and Use Tax Revenue, 4.00%, 5/1/21	50	52,523
Garland, TX, Tax and Electric Utility System Revenue, 5.00%, 2/15/19	30	30,769
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/19	70	71,778
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/22	35	37,777
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/26	100	111,879
Port St. Lucie, FL, Public Service Tax Revenue, 5.00%, 9/1/27	250	283,090
Santa Clara Valley Transportation Authority, CA, Sales Tax Revenue, (LOC: Sumitomo Mitsui Banking Co.), 1.66%, 4/1/36(1)	1,205	1,205,000
Thornton Development Authority, CO, 2.00%, 12/1/19	200	200,122
Thornton Development Authority, CO, 3.00%, 12/1/21	125	127,427
Thornton Development Authority, CO, 3.00%, 12/1/22	100	101,759
Thornton Development Authority, CO, 4.00%, 12/1/18	245	248,124
Thornton Development Authority, CO, 4.00%, 12/1/20	100	104,209
Thornton Development Authority, CO, 5.00%, 12/1/23	150	167,923
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/20	100	105,289
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/22	50	54,423
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/23	60	66,237

		$3,664,118

Transportation — 2.8%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/20	$45	$47,122
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/21	50	53,628
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	25	28,436
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/26	100	112,990
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/18	65	65,408
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/21	50	54,256

8

Security	Principal Amount (000’s omitted)	Value
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	$250	$287,930
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/20	100	105,289
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/22	100	110,152
North Texas Tollway Authority, 5.00%, 1/1/26	200	225,234
Port of Everett, WA, 3.00%, 12/1/18	200	201,344
Port of Everett, WA, 4.00%, 12/1/20	200	209,186
Rhode Island Commerce Corp., 5.00%, 6/15/25	250	287,357

		$1,788,332

Water and Sewer — 6.9%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$63,559
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/24	500	569,075
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/25	160	184,296
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/26	500	583,290
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/27	500	582,485
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/21	50	54,431
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/18	100	101,341
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/19	75	78,302
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/24	335	384,339
Indianapolis, IN, Water System Revenue, 5.00%, 10/1/22	210	233,106
Indianapolis, IN, Water System Revenue, 5.00%, 10/1/25	100	115,358
Indianapolis, IN, Water System Revenue, 5.00%, 10/1/26	125	146,098
Miami-Dade County, FL, Water and Sewer System Revenue, 5.00%, 10/1/20	100	106,936
Texas Water Development Board, 5.00%, 10/15/28	250	288,945
Travis County Water Control and Improvement District No. 17, TX, 4.00%, 11/1/24	130	140,862
Travis County Water Control and Improvement District No. 17, TX, 4.00%, 11/1/25	185	199,861
Travis County Water Control and Improvement District No. 17, TX, 4.00%, 11/1/26	220	236,852
Washington Suburban Sanitary District, MD, 5.00%, 6/1/21	250	272,137

		$4,341,273

Total Tax-Exempt Investments — 87.1% (identified cost $55,224,976)		$54,625,591

Short-Term Investments — 12.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(3)	7,517,862	$7,517,110

Total Short-Term Investments (identified cost $7,517,330)		$7,517,110

Total Investments — 99.1% (identified cost $62,742,306)		$62,142,701

Other Assets, Less Liabilities — 0.9%		$553,255

Net Assets — 100.0%		$62,695,956

9

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	21.8%
Others, representing less than 10% individually	65.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2018, 13.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 8.9% of total investments.

(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2018.

(2)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2018 was $27,533.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at April 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$54,625,591	$—	$54,625,591
Short-Term Investments	—	7,517,110	—	7,517,110
Total Investments	$—	$62,142,701	$—	$62,142,701

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

11

Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

April 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 94.2%

Security	Principal Amount (000’s omitted)	Value
Education — 2.5%
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/35	$100	$104,540
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/31	100	112,803

		$217,343

Electric Utilities — 0.6%
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 4.00%, 12/1/35	$50	$52,211

		$52,211

General Obligations — 38.7%
California, 4.00%, 9/1/32	$225	$240,442
Cascade School District No. 228, Chelan County, WA, 4.00%, 12/1/26	100	109,134
Colonial School District, PA, 5.00%, 2/15/35	75	85,857
Colonial School District, PA, 5.00%, 2/15/36	100	114,334
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/29	125	142,941
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/30	165	187,879
DuPage and Cook Counties Community Consolidated School District No. 181, IL, 4.00%, 1/15/29	50	53,923
Flower Mound, TX, 4.00%, 3/1/34	100	104,301
Flower Mound, TX, 4.00%, 3/1/35	100	104,091
Highland Park Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	100	118,136
Lakeland, FL, 5.00%, 10/1/29	100	113,202
Lakeland, FL, 5.00%, 10/1/31	100	112,269
Lakewood City School District, OH, 4.00%, 11/1/37	100	103,765
Lakewood City School District, OH, 4.00%, 11/1/38	100	103,519
Lewis and Thurston Counties Centralia School District No. 401, WA, 5.00%, 12/1/37	145	165,966
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/33	125	132,846
Monterey Peninsula Community College District, CA, 4.00%, 8/1/33	100	105,307
Redwood City School District, CA, (Election of 2015), 4.00%, 8/1/36	200	210,124
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/34	400	200,812
Sugar Land, TX, 4.00%, 2/15/38	350	365,277
Texas, (Texas Transportation Commission), 5.00%, 10/1/33	100	117,190
Williamson County, TX, 4.00%, 2/15/29	150	161,722
Williamson County, TX, 4.00%, 2/15/30	100	107,366
Williamson County, TX, 5.00%, 2/15/28	125	143,969

		$3,404,372

Hospital — 9.7%
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/36	$75	$85,556
Lexington County Health Services District, Inc., SC, 4.00%, 11/1/33	150	156,139
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	50	57,303
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/31	50	56,059

1

Security	Principal Amount (000’s omitted)	Value
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/39	$100	$108,331
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/32	150	169,320
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	100	112,186
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/33	100	111,709

		$856,603

Industrial Development Revenue — 1.2%
Maricopa County Pollution Control Corp., AZ, (Southern California Edison Co.), 5.00%, 6/1/35	$100	$105,098

		$105,098

Insured-General Obligations — 5.4%
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 4.00%, 7/1/29	$100	$106,400
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	100	52,583
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/35	100	47,431
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 4.00%, 9/1/31	150	155,982
Zeeland Public Schools, MI, (AGM), 5.00%, 5/1/28	100	113,078

		$475,474

Insured-Special Tax Revenue — 2.0%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$150	$177,231

		$177,231

Lease Revenue/Certificates of Participation — 4.4%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/33	$150	$158,315
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	150	173,053
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	50	57,356

		$388,724

Other Revenue — 3.3%
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/34	$50	$57,157
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/35	200	228,354

		$285,511

Senior Living/Life Care — 9.4%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/30	$250	$279,135
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/28	150	165,895
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	100	109,245
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities), 5.00%, 8/1/35	150	162,686
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	100	107,244

		$824,205

Special Tax Revenue — 3.5%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/34	$225	$253,651
Baltimore, MD, Special Tax Obligation, 5.00%, 6/15/29	50	55,316

		$308,967

2

Security	Principal Amount (000’s omitted)	Value
Transportation — 9.8%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/37	$250	$279,790
New Jersey Turnpike Authority, 5.00%, 1/1/31	100	117,124
New Jersey Turnpike Authority, 5.00%, 1/1/32	100	116,302
New Orleans Aviation Board, LA, 5.00%, 1/1/36	125	140,995
New Orleans Aviation Board, LA, 5.00%, 1/1/37	50	56,357
Pennsylvania Turnpike Commission, 4.00%, 12/1/36	150	150,828

		$861,396

Water and Sewer — 3.7%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	$50	$56,402
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/35	50	57,877
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/36	125	144,372
Tucson, AZ, Water System Revenue, 5.00%, 7/1/32	60	68,179

		$326,830

Total Tax-Exempt Investments — 94.2% (identified cost $8,218,249)		$8,283,965

Short-Term Investments — 7.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(1)	663,437	$663,371

Total Short-Term Investments (identified cost $663,334)		$663,371

Total Investments — 101.8% (identified cost $8,881,583)		$8,947,336

Other Assets, Less Liabilities — (1.8)%		$(157,508)

Net Assets — 100.0%		$8,789,828

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	15.7%
California	14.8%
Others, representing less than 10% individually	63.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2018, 7.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 6.1% of total investments.

(1)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2018 was $1,795.

3

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

PSF	-	Permanent School Fund

The Fund did not have any open derivative instruments at April 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$8,283,965	$—	$8,283,965
Short-Term Investments	—	663,371	—	663,371
Total Investments	$—	$8,947,336	$—	$8,947,336

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2018